UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02679

DAVIS SERIES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2010

Date of reporting period: June 30, 2010

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS SERIES, INC.	Table of Contents

Shareholder Letter	2

Management's Discussion of Fund Performance:
Davis Opportunity Fund	3
Davis Government Bond Fund	5
Davis Financial Fund	7
Davis Appreciation & Income Fund	9
Davis Real Estate Fund	11

Fund Overview:
Davis Opportunity Fund	13
Davis Government Bond Fund	14
Davis Government Money Market Fund	15
Davis Financial Fund	16
Davis Appreciation & Income Fund	17
Davis Real Estate Fund	18

Expense Example	19

Schedule of Investments:
Davis Opportunity Fund	22
Davis Government Bond Fund	26
Davis Government Money Market Fund	29
Davis Financial Fund	32
Davis Appreciation & Income Fund	34
Davis Real Estate Fund	38

Statements of Assets and Liabilities	41

Statements of Operations	43

Statements of Changes in Net Assets	44

Notes to Financial Statements	46

Financial Highlights	59

Director Approval of Advisory Agreements	67

Fund Information	71

Privacy Notice and Householding	72

Directors and Officers	73

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses.  Please read the prospectus carefully before investing or sending money.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough, and regular communication with our shareholders.  In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Research Report for certain funds, which is published semi-annually.  In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook.  You may obtain a copy of the current Research Report either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis
President

August 2, 2010

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND

Performance Overview

Davis Opportunity Fund’s Class A shares delivered a negative return on net asset value of 9.46% for the six-month period ended June 30, 2010. Over the same time period, the Russell 3000® Index (“Index”) declined 6.05%. Every sector1 within the Index delivered negative returns over the six-month period. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were industrials, consumer discretionary, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were materials, energy, and information technology.

Factors Impacting the Fund’s Performance

The Fund’s information technology companies were the largest detractor2 from performance. The Fund’s information technology companies under-performed the corresponding sector within the Index (down 15% versus down 10% for the Index) and had a higher relative average weighting (20% versus 18% for the Index). Google3, Microsoft, and Texas Instruments were among the most important detractors from performance.

The Fund’s material companies were the second largest detractor from performance. The Fund’s material companies under-performed the corresponding sector within the Index (down 21% versus down 11% for the Index) and had a higher relative average weighting (8% versus 4% for the Index) in this weaker performing sector. Monsanto and Sino-Forest were among the most important detractors from performance.

The Fund’s industrial companies were the most important contributor to performance. The Fund’s industrial companies out-performed the corresponding sector within the Index (up 5% versus down 1% for the Index) and had a lower relative average weighting (7% versus 11% for the Index). Shaw Group and Kuehne & Nagel were among the most important contributors to performance.

Other important contributors to performance included Yum! Brands, Oaktree, Berkshire Hathaway, and IDEXX Laboratories. Other important detractors from performance included Transocean, Pfizer, and Becton, Dickinson and Co.

The Fund had approximately 20% of its net assets invested in foreign companies at June 30, 2010. As a whole these companies under-performed the domestic companies held by the Fund.

Davis Opportunity Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Opportunity Fund’s principal risks are: market risk, company risk, under $10 billion market capitalization risk, foreign country risk, fees and expenses risk, and headline risk.  See the prospectus for a full description of each risk.

1     The companies included in the Russell 3000® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS OPPORTUNITY FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Opportunity Fund Class A versus the Russell 3000® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	11.90%	(2.17)%	1.79%	8.84%	12/01/94	1.06%	1.06%
Class A - with sales charge	6.60%	(3.13)%	1.30%	8.50%	12/01/94	1.06%	1.06%
Class B†, **	6.94%	(3.34)%	1.21%	10.41%	05/01/84	1.99%	1.99%
Class C**	10.01%	(2.92)%	0.98%	3.07%	08/15/97	1.85%	1.85%
Class Y	12.27%	(1.87)%	2.12%	3.75%	09/18/97	0.75%	0.75%
Russell 3000® Index***	15.72%	(0.48)%	(0.92)%	7.56%

The Russell 3000® Index measures the performance of the 3,000 largest companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Investments cannot be made directly in the Index.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND

Performance Overview

Davis Government Bond Fund’s Class A shares returned 1.76% on net asset value for the six-month period ended June 30, 2010. Over the same time period, the Citigroup U.S. Treasury/Agency 1-3 Year Index (“Index”) returned 1.84%. The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity of three years or less.

Factors Impacting the Fund’s Performance

The Fund’s Class A shares out-performed the Index before expenses. The most important contributor1 to the Fund’s performance relative to the Index was that the Fund was invested heavily in mortgage-backed securities. While treasuries, on average, out-performed mortgage-backed securities, the Fund’s mortgage-backed securities out-performed both treasury and agency securities over the six-month period. The price appreciation in mortgage-backed securities enabled it to overcome the yield advantage that the Index had over the Fund. The Fund’s duration averaged significantly less than the Index over the six-month period.

Davis Government Bond Fund’s investment objective is current income. There can be no assurance that the Fund will achieve its objective. Davis Government Bond Fund’s principal risks are: variable current income, interest rate sensitivity, extension and prepayment risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     A contribution to or detraction from the Fund’s performance is a product both of appreciation or depreciation and weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS GOVERNMENT BOND FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Government Bond Fund Class A versus the Citigroup U.S. Treasury/Agency 1-3 Year Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	3.33%	3.79%	4.17%	4.48%	12/01/94	0.72%	0.72%
Class A - with sales charge	(1.54)%	2.78%	3.66%	4.15%	12/01/94	0.72%	0.72%
Class B†, **	(1.47)%	2.66%	3.64%	5.58%	05/01/84	1.64%	1.64%
Class C**	1.61%	3.04%	3.38%	3.10%	08/19/97	1.56%	1.56%
Class Y	3.39%	3.89%	4.33%	3.78%	09/01/98	0.58%	0.58%
Citigroup U.S. Treasury/Agency 1-3 Year Index***	2.69%	4.35%	4.51%	5.18%

The Citigroup U.S. Treasury/Agency 1-3 Year Index is a recognized unmanaged index of short-term U.S. Government securities’ performance.  Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 12/01/94.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND

Performance Overview

Davis Financial Fund’s Class A shares delivered a negative return on net asset value of 7.23% for the six-month period ended June 30, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. The Index’s banking and insurance industry groups1 turned in positive performances, while the diversified financials industry group turned in a negative performance.

Factors Impacting the Fund’s Performance

The Fund’s financial sector holdings under-performed the corresponding sector within the Index (down 6% versus down 4% for the Index). The Fund had a limited amount of assets invested in other sectors. These non-financial holdings, mostly in energy and industrials, overall detracted2 from performance.

The Fund’s diversified financial companies were the largest detractor from performance. The Fund’s diversified financial companies out-performed the corresponding industry group within the Index (down 8% versus down 10% for the Index). Brookfield Asset Management3, American Express, First Marblehead, Oaktree, and JPMorgan Chase were among the most important contributors to performance.  Moody’s, Visa, Goldman Sachs, Julius Baer Group, and Bank of New York Mellon were among the most important detractors from performance.  The Fund no longer owns JPMorgan Chase.

The Fund’s insurance companies were the second largest detractor from performance. The Fund’s insurance companies under-performed the corresponding industry group within the Index (down 6% versus up 2% for the Index).  Progressive, ACE, and FPIC Insurance Group were among the most important contributors to performance. Transatlantic Holdings, Loews, and Everest Re Group were among the most important detractors from performance.  The Fund no longer owns FPIC Insurance Group.

The Fund’s banking companies under-performed the corresponding industry group within the Index (down 2% versus up 3% for the Index).  State Bank of India was among the most important contributors to performance. Wells Fargo was among the most important detractors from performance.

The Fund had approximately 27% of its net assets invested in foreign companies at June 30, 2010. As a whole these companies out-performed the domestic companies held by the Fund.

Davis Financial Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Fund’s principal risks are: market risk, company risk, concentrated portfolio risk, financial services risk, focused portfolio risk, under $10 billion market capitalization risk, foreign country risk, headline risk, interest rate sensitivity, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	17.89%	(1.57)%	2.20%	11.28%	05/01/91	0.96%	0.96%
Class A - with sales charge	12.29%	(2.52)%	1.71%	10.99%	05/01/91	0.96%	0.96%
Class B†, **	12.63%	(2.82)%	1.58%	9.39%	12/27/94	2.08%	2.08%
Class C**	15.86%	(2.43)%	1.32%	3.12%	08/12/97	1.85%	1.85%
Class Y	17.98%	(1.46)%	2.35%	5.29%	03/10/97	0.88%	0.88%
S&P 500® Index***	14.43%	(0.79)%	(1.59)%	7.52%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund, adding approximately 1% to the Fund’s total return in 2009.  This was a one-time event that is unlikely to be repeated.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/91.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND

Performance Overview

Davis Appreciation & Income Fund’s Class A shares delivered a negative return on net asset value of 0.62% for the six-month period ended June 30, 2010. Over the same time period, the Standard & Poor’s 500® Index (“Index”) declined 6.65%. Every sector1 within the Index delivered negative returns. The sectors within the Index that turned in the strongest (but still negative) performance over the six-month period were industrials, consumer discretionary, and consumer staples. The sectors within the Index that turned in the weakest performance over the six-month period were materials, energy, and information technology.

Factors Impacting the Fund’s Performance

The Fund’s two primary asset groups performed better on average than the Index: common and preferred stocks (down 3%) and convertible and corporate bonds (up 1%).

The Fund’s convertible and corporate bonds were the most important contributor2 to the Fund’s performance, on average earning a positive return despite the bear market. Among the most important contributors to performance were bond investments in Tyson Foods3, Valeant Pharmaceuticals, Digital Realty, and School Specialty.

While out-performing the Index, the Fund’s stock holdings were still the largest detractor from performance. Among the Fund’s stock holdings, consumer staple companies were the most important contributor to performance. The Fund’s consumer staple holdings out-performed the corresponding sector within the Index (up 22% versus down 3% for the Index). Whole Foods and Tyson Foods were among the most important contributors to performance.  Avon was among the most important detractors from performance.

Among the Fund’s stock holdings, energy companies were the most important detractor from performance. The Fund’s energy holdings under-performed the corresponding sector within the Index (down 23% versus down 12% for the Index). Devon Energy, Transocean, and Nabors Industries were among the most important detractors from performance.

Other important contributors to performance included Universal Health Services and Citigroup. Other important detractors from performance included AES Corp., Kohl’s, and Freeport-McMoRan Copper & Gold.

Davis Appreciation & Income Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Appreciation & Income Fund’s principal risks are: market risk, company risk, under $10 billion market capitalization risk, foreign country risk, headline risk, interest rate sensitivity, extension and prepayment risk, credit risk, changes in debt rating, variable current income, overburdened issuers, priority, difficult to resell, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors.  One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS APPRECIATION & INCOME FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Appreciation & Income Fund Class A versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	25.00%	1.12%	2.68%	8.01%	05/01/92	0.95%	0.95%
Class A - with sales charge	19.09%	0.14%	2.18%	7.73%	05/01/92	0.95%	0.95%
Class B†, **	19.84%	(0.09)%	2.03%	7.38%	02/03/95	1.85%	1.85%
Class C**	22.95%	0.29%	1.79%	3.20%	08/12/97	1.76%	1.76%
Class Y	25.25%	1.38%	2.91%	6.00%	11/13/96	0.72%	0.72%
S&P 500® Index***	14.43%	(0.79)%	(1.59)%	7.28%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 05/01/92.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND

Performance Overview

Davis Real Estate Fund’s Class A shares delivered a total return on net asset value of 4.12% for the six-month period ended June 30, 2010. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 5.40%. Industrial REITs was the only sub-industry1 within the Index to deliver a negative return, while specialized REITs, residential REITs, and real estate operating companies turned in the strongest performances.

Factors Impacting the Fund’s Performance

The Fund’s residential REITs were the most important contributor2 to performance on an absolute basis, but the most important detractors from performance relative to the Index. The Fund’s residential REITs under-performed the corresponding sub-industry within the Index (up 10% versus up 15% for the Index) and had a lower relative average weighting (12% versus 16% for the Index). Essex Property Trust3 and AvalonBay were among the most important contributors to performance. The Fund no longer owns AvalonBay.

The Fund’s specialized REITs were the second most important contributor to performance. The Fund’s specialized REITs out-performed the corresponding sub-industry within the Index (up 10% versus up 7% for the Index) and had a lower relative average weighting (11% versus 26% for the Index). Host Hotels & Resorts, Ventas, Cogdell Spencer, and Entertainment Properties were among the most important contributors to performance. The Fund no longer owns Host Hotels & Resorts.

The Fund had more invested in office REITs than in any other sub-industry and they were among the most important contributors to both absolute and relative performance. The Fund’s office REITs out-performed the corresponding sub-industry within the Index (up 6% versus up 3% for the Index) and had a higher relative average weighting (31% versus 17% for the Index). Digital Realty and Boston Properties were among the most important contributors to performance. Highwoods Properties and Alexandria Real Estate were among the most important detractors from performance.

Forest City Enterprises was the single most important detractor from the Fund’s performance. The Fund’s large investment in Forest City Enterprises (approximately 5%) together with its poor investment performance (down 4%) accounted for the majority of the Fund’s under-performance relative to the Index.

The Fund’s industrial REITs were also important detractors from performance. The Fund’s industrial REITs out-performed the corresponding sub-industry within the Index (down 7% versus down 14% for the Index). DCT Industrial Trust and ProLogis were among the most important detractors from performance. The Fund no longer owns ProLogis.

Davis Real Estate Fund’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Fund’s principal risks are: market risk, company risk, concentrated portfolio risk, real estate portfolio risk, focused portfolio risk, under $10 billion market capitalization risk, foreign country risk, headline risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1     The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS SERIES, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE FUND – (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Fund Class A versus the Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index over 10 years for an investment made on June 30, 2000

Average Annual Total Return for periods ended June 30, 2010

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	46.58%	(1.94)%	7.96%	8.99%	01/03/94	1.10%	1.10%
Class A - with sales charge	39.60%	(2.88)%	7.43%	8.67%	01/03/94	1.10%	1.10%
Class B†, **	40.99%	(3.05)%	7.37%	8.65%	12/27/94	2.20%	2.20%
Class C**	44.32%	(2.71)%	7.13%	5.15%	08/13/97	1.92%	1.92%
Class Y	47.20%	(1.59)%	8.36%	7.87%	11/08/96	0.75%	0.75%
S&P 500® Index***	14.43%	(0.79)%	(1.59)%	6.94%
Wilshire U.S. Real Estate Securities Index***	56.07%	(0.47)%	9.49%	9.28%

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 01/03/94.

DAVIS SERIES, INC.	Fund Overview
DAVIS OPPORTUNITY FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	Russell 3000®
Common Stock (U.S.)	77.26%	Health Care	19.55%	12.32%
Common Stock (Foreign)	19.99%	Information Technology	19.30%	18.39%
Stock Warrants	0.52%	Materials	9.19%	3.86%
Short Term Investments	1.63%	Diversified Financials	9.07%	6.77%
Other Assets & Liabilities	0.60%	Food, Beverage & Tobacco	7.81%	5.21%
	100.00%	Energy	6.28%	9.98%
		Insurance	4.92%	4.21%
		Media	4.39%	3.11%
		Capital Goods	4.27%	8.25%
		Consumer Services	3.23%	2.15%
		Food & Staples Retailing	3.17%	2.10%
		Consumer Durables & Apparel	2.42%	1.37%
		Transportation	2.22%	1.92%
		Other	2.20%	16.85%
		Banks	1.98%	3.51%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Merck & Co., Inc.	Pharmaceuticals, Biotechnology & Life Sciences	5.47%
Johnson & Johnson	Pharmaceuticals, Biotechnology & Life Sciences	5.00%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	4.59%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.37%
Microsoft Corp.	Software & Services	3.19%
Coca-Cola Co.	Food, Beverage & Tobacco	3.19%
Yum! Brands, Inc.	Consumer Services	3.04%
CVS Caremark Corp.	Food & Staples Retailing	2.98%
Walt Disney Co.	Media	2.90%
Google Inc., Class A	Software & Services	2.89%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT BOND FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Fixed Income)

Fixed Income	97.06%	Collateralized Mortgage Obligations	62.27%
Short Term Investments	2.31%	Fannie Mae Mortgage Pools	18.44%
Other Assets & Liabilities	0.63%	Freddie Mac Mortgage Pools	11.29%
	100.00%	Government Agency Notes	6.96%
		Ginnie Mae Mortgage Pools	0.82%
		Other Agencies	0.22%
			100.00%

Top 10 Fixed Income Holdings
(% of Fund’s Net Assets)

Freddie Mac, 4.50%, 08/15/32	Collateralized Mortgage Obligations	3.41%
Freddie Mac, 4.50%, 06/15/29	Collateralized Mortgage Obligations	3.40%
Freddie Mac, 4.00%, 09/15/18	Collateralized Mortgage Obligations	3.36%
Fannie Mae, 4.00%, 04/25/19	Collateralized Mortgage Obligations	3.36%
Freddie Mac, 3.50%, 07/15/24	Collateralized Mortgage Obligations	3.29%
Fannie Mae, 2.383%, 10/01/35, Pool No. 836852	Fannie Mae Mortgage Pools	3.14%
Fannie Mae, 4.00%, 03/25/27	Collateralized Mortgage Obligations	3.12%
Fannie Mae, 2.00%, 06/25/19	Collateralized Mortgage Obligations	3.00%
Freddie Mac, 4.50%, 09/15/23	Collateralized Mortgage Obligations	2.96%
Fannie Mae, 2.659%, 06/01/36, Pool No. AD0169	Fannie Mae Mortgage Pools	2.94%

DAVIS SERIES, INC.	Fund Overview
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Maturity Diversification
(% of Fund’s Net Assets)		(% of Portfolio Holdings)

Repurchase Agreements	37.89%	0-30 Days	79.60%
Federal Home Loan Bank	20.32%	31-90 Days	11.89%
Federal Farm Credit Bank	15.28%	91-180 Days	7.81%
Freddie Mac	8.36%	181-397 Days	0.70%
Fannie Mae	6.39%		100.00%
Other Agencies	4.47%
Other Assets & Liabilities	7.29%
	100.00%

The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.  See the Fund’s Schedule of Investments for a listing of the floating rate securities.

DAVIS SERIES, INC.	Fund Overview
DAVIS FINANCIAL FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	72.60%	Diversified Financials	42.00%	7.74%
Common Stock (Foreign)	27.09%	Insurance	33.37%	3.98%
Short Term Investments	0.08%	Banks	16.23%	3.20%
Other Assets & Liabilities	0.23%	Energy	5.67%	10.75%
	100.00%	Commercial & Professional Services	2.73%	0.64%
		Information Technology	–	18.76%
		Health Care	–	12.09%
		Capital Goods	–	7.76%
		Food, Beverage & Tobacco	–	6.18%
		Other	–	28.90%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

American Express Co.	Consumer Finance	9.45%
Transatlantic Holdings, Inc.	Reinsurance	9.07%
Loews Corp.	Multi-line Insurance	8.18%
State Bank of India Ltd., GDR	Commercial Banks	7.63%
Wells Fargo & Co.	Commercial Banks	6.94%
Oaktree Capital Group LLC, Class A	Diversified Financial Services	6.32%
Canadian Natural Resources Ltd.	Energy	5.65%
Bank of New York Mellon Corp.	Capital Markets	4.83%
Markel Corp.	Property & Casualty Insurance	4.50%
Progressive Corp.	Property & Casualty Insurance	3.89%

DAVIS SERIES, INC.	Fund Overview
DAVIS APPRECIATION & INCOME FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	48.84%	Capital Goods	11.82%	7.76%
Convertible Bonds	35.47%	Commercial & Professional Services	11.39%	0.64%
Preferred Stocks	9.11%	Real Estate	10.96%	1.39%
Corporate Bonds	3.51%	Energy	10.73%	10.75%
Short Term Investments	2.90%	Diversified Financials	9.84%	7.74%
Other Assets & Liabilities	0.17%	Materials	7.96%	3.44%
	100.00%	Information Technology	7.28%	18.76%
		Retailing	6.09%	3.46%
		Food, Beverage & Tobacco	5.78%	6.18%
		Utilities	4.60%	3.67%
		Health Care	4.50%	12.09%
		Food & Staples Retailing	3.01%	2.53%
		Other	2.15%	15.63%
		Media	2.01%	3.14%
		Household & Personal Products	1.88%	2.82%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Forest City Enterprises, Inc., Conv. Sr. Notes, 3.625%, 10/15/14	Real Estate	5.43%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23	Commercial & Professional Services	5.25%
Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	Food, Beverage & Tobacco	4.08%
Quanta Services, Inc.	Capital Goods	3.84%
Kohl's Corp.	Retailing	3.69%
Devon Energy Corp.	Energy	3.32%
Citigroup Inc.	Diversified Financial Services	3.24%
AES Trust III, 6.75%, Conv. Pfd.	Utilities	3.13%
Whole Foods Market, Inc.	Food & Staples Retailing	2.92%
Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	Materials	2.86%

DAVIS SERIES, INC.	Fund Overview
DAVIS REAL ESTATE FUND	June 30, 2010 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

				Wilshire U.S.
Common Stock	85.36%			Real Estate
Preferred Stock	10.55%		Fund	Securities Index
Convertible Bonds	3.28%	Office REITs	39.46%	16.63%
Short Term Investments	0.63%	Retail REITs	13.13%	23.89%
Other Assets & Liabilities	0.18%	Residential REITs	11.74%	17.01%
	100.00%	Specialized REITs	8.90%	25.71%
		Telecommunication Services	7.94%	–
		Diversified REITs	5.45%	8.61%
		Real Estate Operating Companies	5.42%	2.06%
		Industrial REITs	5.11%	5.42%
		Other	2.85%	0.67%
			100.00%	100.00%

Top 10 Holdings
(% of Fund’s Net Assets)

Corporate Office Properties Trust	Office REITs	5.86%
American Campus Communities, Inc.	Residential REITs	5.50%
Alexandria Real Estate Equities, Inc.	Office REITs	5.22%
Digital Realty Trust, Inc.	Office REITs	5.07%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	4.98%
Essex Property Trust, Inc.	Residential REITs	4.08%
Douglas Emmett, Inc.	Office REITs	3.80%
DCT Industrial Trust Inc.	Industrial REITs	3.70%
Federal Realty Investment Trust	Retail REITs	3.68%
Regency Centers Corp.	Retail REITs	3.59%

DAVIS SERIES, INC.	Expense Example (Unaudited)

Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses.  The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended June 30, 2010.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses.  You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example.  This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds.  If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front end or contingent deferred sales charges (loads).  Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (01/01/10)	Ending Account Value (06/30/10)	Expenses Paid During Period* (01/01/10-06/30/10)
Davis Opportunity Fund
Class A (annualized expense ratio 1.06%**)
Actual	$1,000.00	$905.38	$5.01
Hypothetical	$1,000.00	$1,019.54	$5.31
Class B (annualized expense ratio 1.99%**)
Actual	$1,000.00	$901.22	$9.38
Hypothetical	$1,000.00	$1,014.93	$9.94
Class C (annualized expense ratio 1.85%**)
Actual	$1,000.00	$902.22	$8.73
Hypothetical	$1,000.00	$1,015.62	$9.25
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$907.02	$3.55
Hypothetical	$1,000.00	$1,021.08	$3.76

Davis Government Bond Fund
Class A (annualized expense ratio 0.72%**)
Actual	$1,000.00	$1,017.55	$3.60
Hypothetical	$1,000.00	$1,021.22	$3.61
Class B (annualized expense ratio 1.64%**)
Actual	$1,000.00	$1,012.89	$8.19
Hypothetical	$1,000.00	$1,016.66	$8.20
Class C (annualized expense ratio 1.56%**)
Actual	$1,000.00	$1,015.06	$7.79
Hypothetical	$1,000.00	$1,017.06	$7.80
Class Y (annualized expense ratio 0.58%**)
Actual	$1,000.00	$1,018.15	$2.90
Hypothetical	$1,000.00	$1,021.92	$2.91

Davis Government Money Market Fund
Class A, B, C, & Y (annualized expense ratio 0.18%**)
Actual	$1,000.00	$1,000.19	$0.89
Hypothetical	$1,000.00	$1,023.90	$0.90

Davis Financial Fund
Class A (annualized expense ratio 0.96%**)
Actual	$1,000.00	$927.69	$4.59
Hypothetical	$1,000.00	$1,020.03	$4.81
Class B (annualized expense ratio 2.08%**)
Actual	$1,000.00	$922.15	$9.91
Hypothetical	$1,000.00	$1,014.48	$10.39
Class C (annualized expense ratio 1.85%**)
Actual	$1,000.00	$923.74	$8.82
Hypothetical	$1,000.00	$1,015.62	$9.25
Class Y (annualized expense ratio 0.88%**)
Actual	$1,000.00	$927.90	$4.21
Hypothetical	$1,000.00	$1,020.43	$4.41

DAVIS SERIES, INC.	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (01/01/10)	Ending Account Value (06/30/10)	Expenses Paid During Period* (01/01/10-06/30/10)

Davis Appreciation & Income Fund
Class A (annualized expense ratio 0.95%**)
Actual	$1,000.00	$993.74	$4.70
Hypothetical	$1,000.00	$1,020.08	$4.76
Class B (annualized expense ratio 1.85%**)
Actual	$1,000.00	$989.46	$9.13
Hypothetical	$1,000.00	$1,015.62	$9.25
Class C (annualized expense ratio 1.76%**)
Actual	$1,000.00	$989.79	$8.68
Hypothetical	$1,000.00	$1,016.07	$8.80
Class Y (annualized expense ratio 0.72%**)
Actual	$1,000.00	$994.86	$3.56
Hypothetical	$1,000.00	$1,021.22	$3.61

Davis Real Estate Fund
Class A (annualized expense ratio 1.10%**)
Actual	$1,000.00	$1,041.25	$5.57
Hypothetical	$1,000.00	$1,019.34	$5.51
Class B (annualized expense ratio 2.20%**)
Actual	$1,000.00	$1,035.03	$11.10
Hypothetical	$1,000.00	$1,013.88	$10.99
Class C (annualized expense ratio 1.92%**)
Actual	$1,000.00	$1,036.68	$9.70
Hypothetical	$1,000.00	$1,015.27	$9.59
Class Y (annualized expense ratio 0.75%**)
Actual	$1,000.00	$1,043.31	$3.80
Hypothetical	$1,000.00	$1,021.08	$3.76

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (97.25%)
CONSUMER DISCRETIONARY – (10.06%)
Automobiles & Components – (0.09%)
16,780	Johnson Controls, Inc.	$450,879

Consumer Durables & Apparel – (2.37%)
316,329	Hunter Douglas NV (Netherlands)	11,553,403

Consumer Services – (3.16%)
36,940	H&R Block, Inc.	579,589
380,000	Yum! Brands, Inc.	14,835,200

		15,414,789

Media – (4.29%)
390,290	Grupo Televisa S.A., ADR (Mexico)	6,794,949
449,480	Walt Disney Co.	14,158,620

		20,953,569

Retailing – (0.15%)
36,060	CarMax, Inc. *	717,594

	Total Consumer Discretionary	49,090,234

CONSUMER STAPLES – (10.73%)
Food & Staples Retailing – (3.09%)
10,490	Costco Wholesale Corp.	575,114
495,630	CVS Caremark Corp.	14,531,872

		15,106,986

Food, Beverage & Tobacco – (7.64%)
310,500	Coca-Cola Co.	15,562,260
218,475	Heineken Holding NV (Netherlands)	7,981,368
126,250	Mead Johnson Nutrition Co.	6,327,650
154,000	Nestle S.A. (Switzerland)	7,425,700

		37,296,978

	Total Consumer Staples	52,403,964

ENERGY – (6.14%)
84,084	Devon Energy Corp.	5,122,397
109,564	Occidental Petroleum Corp.	8,452,863
219,630	Tenaris S.A., ADR (Argentina)	7,601,394
190,279	Transocean Ltd. *	8,815,626

	Total Energy	29,992,280

FINANCIALS – (15.09%)
Banks – (1.41%)
	Commercial Banks – (1.41%)
185,910	Banco Santander Brasil S.A., ADS (Brazil)	1,920,450
194,100	Wells Fargo & Co.	4,968,960

		6,889,410

Diversified Financials – (8.87%)
	Capital Markets – (2.93%)
373,590	Bank of New York Mellon Corp.	9,223,937
358,320	Charles Schwab Corp.	5,080,978

		14,304,915

	Diversified Financial Services – (5.94%)
1,121	CME Group Inc.	315,814

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
	Diversified Financial Services – (Continued)
654,750	Oaktree Capital Group LLC, Class A (a)	$22,425,187
95,165	Pargesa Holdings S.A., Bearer Shares (Switzerland)	6,240,378

		28,981,379

		43,286,294

Insurance – (4.81%)
	Insurance Brokers – (0.29%)
22,740	Aon Corp.	844,109
31,066	Brown & Brown, Inc.	594,603

		1,438,712

	Property & Casualty Insurance – (3.28%)
85,881	Berkshire Hathaway Inc., Class B *	6,843,857
26,124	Markel Corp. *	8,882,160
10,680	W. R. Berkley Corp.	282,593

		16,008,610

	Reinsurance – (1.24%)
10,540	Everest Re Group, Ltd.	745,389
5,290	RenaissanceRe Holdings Ltd.	297,668
104,435	Transatlantic Holdings, Inc.	5,008,703

		6,051,760

		23,499,082

	Total Financials	73,674,786

HEALTH CARE – (19.12%)
Health Care Equipment & Services – (6.92%)
196,780	Baxter International Inc.	7,997,139
197,665	Becton, Dickinson and Co.	13,366,108
32,677	CareFusion Corp. *	741,768
174,150	IDEXX Laboratories, Inc. *	10,604,864
5,145	Laboratory Corp. of America Holdings *	387,676
23,640	UnitedHealth Group Inc.	671,376

		33,768,931

Pharmaceuticals, Biotechnology & Life Sciences – (12.20%)
413,650	Johnson & Johnson	24,430,169
763,316	Merck & Co., Inc.	26,693,160
6,300	Millipore Corp. *	671,895
545,030	Pfizer Inc.	7,772,128

		59,567,352

	Total Health Care	93,336,283

INDUSTRIALS – (7.44%)
Capital Goods – (4.17%)
207,840	ABB Ltd., ADR (Switzerland)	3,591,475
706,968	Blount International, Inc. *	7,260,561
9,738	Lockheed Martin Corp.	725,481
257,320	Shaw Group Inc. *	8,805,491

		20,383,008

Commercial & Professional Services – (1.10%)
238,820	Iron Mountain Inc.	5,363,897

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (2.17%)
958,000	Clark Holdings, Inc. *(b)	$296,980
80,920	Kuehne & Nagel International AG (Switzerland)	8,329,805
71,930	Ryanair Holdings PLC, ADR (Ireland)*	1,948,584

		10,575,369

	Total Industrials	36,322,274

INFORMATION TECHNOLOGY – (18.87%)
Semiconductors & Semiconductor Equipment – (4.12%)
147,000	Altera Corp.	3,646,335
707,090	Texas Instruments Inc.	16,461,055

		20,107,390

Software & Services – (10.51%)
652,200	Activision Blizzard, Inc.	6,844,839
31,720	Google Inc., Class A *	14,112,228
18,820	International Business Machines Corp.	2,323,894
677,410	Microsoft Corp.	15,583,817
172,840	NetEase.com Inc., ADR (China)*	5,480,756
157,500	SAP AG, ADR (Germany)	6,977,250

		51,322,784

Technology Hardware & Equipment – (4.24%)
420,860	Agilent Technologies, Inc. *	11,965,050
43,980	Cisco Systems, Inc. *	936,994
95,810	Harris Corp.	3,990,486
87,810	Hewlett-Packard Co.	3,800,417

		20,692,947

	Total Information Technology	92,123,121

MATERIALS – (8.98%)
143,960	Monsanto Co.	6,653,831
78,700	Sherwin-Williams Co.	5,445,253
256,910	Sigma-Aldrich Corp.	12,803,110
942,170	Sino-Forest Corp. (Canada)*	13,390,665
5,628,500	Yingde Gases Group Co., Ltd. (China)*	5,560,257

	Total Materials	43,853,116

TELECOMMUNICATION SERVICES – (0.82%)
59,000	America Movil SAB de C.V., Series L, ADR (Mexico)	2,802,500
26,450	American Tower Corp., Class A *	1,177,025

	Total Telecommunication Services	3,979,525

	TOTAL COMMON STOCK – (Identified cost $453,618,204)	474,775,583

STOCK WARRANTS – (0.52%)
FINANCIALS – (0.52%)
Banks – (0.52%)
Commercial Banks – (0.52%)
330,600	Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	2,552,232

	TOTAL STOCK WARRANTS – (Identified cost $2,628,772)	2,552,232

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security				Value (Note 1)
SHORT TERM INVESTMENTS – (1.63%)
$1,403,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $1,403,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $1,431,060)				$1,403,000
2,046,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $2,046,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $2,086,920)				2,046,000
4,489,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $4,489,017
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $4,578,780)				4,489,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $7,938,000)				7,938,000

Total Investments – (99.40%) – (Identified cost $464,184,976) – (c)					485,265,815
Other Assets Less Liabilities – (0.60%)					2,907,818
Net Assets – (100.00%)					$488,173,633

ADR: American Depositary Receipt

ADS: American Depositary Share

*				Non-Income producing security.

(a)				Illiquid Security – See Note 8 of the Notes to Financial Statements.

(b)
Affiliated Company.  Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended June 30, 2010.  The aggregate fair value of the securities of affiliated companies held by the Fund as of June 30, 2010, amounts to $296,980.  Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2009	Gross Additions	Gross Reductions	Shares June 30, 2010	Dividend Income
Clark Holdings, Inc.	958,000	–	–	958,000	$–

(c)	Aggregate cost for federal income tax purposes is $468,090,505. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$65,808,315
	Unrealized depreciation	(48,633,005)
	Net unrealized appreciation	$17,175,310

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
GOVERNMENT AGENCY NOTES – (6.75%)
$500,000	Fannie Mae, 5.00%, 07/28/10	$501,863
400,000	Fannie Mae, 4.00%, 01/28/13	430,756
340,000	Federal Farm Credit Bank, 4.50%, 10/04/10	343,787
185,000	Federal Home Loan Bank, 4.75%, 08/13/10	186,005
4,357,974	Federal Home Loan Bank, 4.75%, 10/25/10	4,407,007
811,187	Federal Home Loan Bank, 5.30%, 06/15/12	856,079
2,786,850	Federal Home Loan Bank, 2.60%, 04/20/15	2,823,246
851,654	Final Maturity Amortizing Notes, 4.10%, 11/25/10	860,786
200,000	Freddie Mac, 5.00%, 10/18/10	202,857

	TOTAL GOVERNMENT AGENCY NOTES – (Identified cost $10,524,709)	10,612,386

MORTGAGES – (90.10%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (60.44%)
355,561	Fannie Mae, 4.50%, 01/25/14	370,945
745,755	Fannie Mae, 3.50%, 09/25/16	764,984
822,221	Fannie Mae, 5.00%, 02/25/17	846,413
1,746,012	Fannie Mae, 5.00%, 12/25/17	1,785,991
1,265,000	Fannie Mae, 4.00%, 01/25/19	1,333,389
5,000,000	Fannie Mae, 4.00%, 04/25/19	5,282,403
4,671,533	Fannie Mae, 2.00%, 06/25/19	4,710,960
650,576	Fannie Mae, 4.50%, 07/25/21	657,481
3,843,568	Fannie Mae, 4.00%, 07/25/23	4,033,806
2,929,333	Fannie Mae, 4.00%, 11/25/23	3,077,027
122,515	Fannie Mae, 8.00%, 12/17/24	123,719
24,388	Fannie Mae, 5.00%, 02/25/25	24,398
4,706,364	Fannie Mae, 4.00%, 03/25/27	4,910,105
321,739	Fannie Mae, 5.50%, 03/25/28	326,362
650,449	Fannie Mae, 5.00%, 02/25/35	683,332
407,621	Freddie Mac, 4.00%, 09/15/10	410,001
32,727	Freddie Mac, 4.50%, 02/15/15	32,833
647,162	Freddie Mac, 4.00%, 09/15/15	652,823
1,854,504	Freddie Mac, 4.00%, 10/15/15	1,877,762
722,104	Freddie Mac, 4.50%, 05/15/16	736,367
1,777,932	Freddie Mac, 4.00%, 09/15/16	1,825,949
600,000	Freddie Mac, 4.00%, 01/15/17	626,583
579,589	Freddie Mac, 3.50%, 01/15/18	601,543
974,365	Freddie Mac, 5.00%, 01/15/18	1,011,004
2,753,999	Freddie Mac, 4.00%, 06/15/18	2,857,234
5,000,000	Freddie Mac, 4.00%, 09/15/18	5,286,400
125,640	Freddie Mac, 4.50%, 09/15/18	126,096
453,958	Freddie Mac, 5.00%, 05/15/19	478,507
1,855,683	Freddie Mac, 5.00%, 12/15/22	1,880,842
4,415,413	Freddie Mac, 4.50%, 09/15/23	4,652,953
4,278,669	Freddie Mac, 1.425%, 03/15/24 (a)	4,334,230
5,000,000	Freddie Mac, 3.50%, 07/15/24	5,163,865
113,776	Freddie Mac, 5.00%, 06/15/25	115,173
300,000	Freddie Mac, 5.00%, 05/15/27	306,999
40,973	Freddie Mac, 5.50%, 12/15/27	40,994
670,919	Freddie Mac, 5.50%, 12/15/27	677,315

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS – (CONTINUED)
$2,000,000	Freddie Mac, 5.00%, 09/15/28	$2,062,797
5,183,011	Freddie Mac, 4.50%, 06/15/29	5,350,810
145,250	Freddie Mac, 6.00%, 03/15/30	147,491
890,754	Freddie Mac, 4.50%, 08/15/30	897,064
5,000,000	Freddie Mac, 4.50%, 08/15/32	5,351,670
886,801	Freddie Mac, 4.25%, 06/15/33	911,887
4,271,827	Freddie Mac Reference REMIC, 5.125%, 06/15/18	4,404,922
2,343,319	Ginnie Mae, 4.50%, 10/20/20	2,414,374
4,114,566	Ginnie Mae, 4.00%, 11/20/30	4,337,594
4,178,200	Ginnie Mae, 5.00%, 02/16/32	4,348,107
2,109,694	Ginnie Mae, 5.00%, 08/20/32	2,144,704

	Total Collateralized Mortgage Obligations	94,998,208

FANNIE MAE POOLS – (17.90%)
59,649	4.00%, 08/01/10, Pool No. 254861	59,929
1,135,580	3.50%, 04/01/11, Pool No. 255245	1,144,735
1,159,459	4.565%, 01/01/15, Pool No. 725788	1,241,216
2,209,378	6.00%, 09/01/17, Pool No. 665776	2,408,545
1,097,631	5.00%, 03/01/18, Pool No. 357369	1,184,229
1,812,427	4.50%, 08/01/18, Pool No. 254833	1,935,889
1,636,928	5.00%, 12/01/18, Pool No. 257504	1,760,503
1,356,763	4.00%, 01/01/19, Pool No. 976841	1,437,222
130,752	6.50%, 07/01/32, Pool No. 635069	145,788
1,405,544	2.655%, 10/01/32, Pool No. 648917 (b)	1,439,123
803,498	4.739%, 05/01/35, Pool No. 826242 (b)	844,022
4,839,224	2.383%, 10/01/35, Pool No. 836852 (b)	4,937,768
776,149	4.978%, 01/01/36, Pool No. 848973 (b)	821,825
269,119	2.285%, 03/01/36, Pool No. 843396 (b)	272,494
914,022	5.609%, 04/01/36, Pool No. 851605 (b)	985,230
4,423,548	2.659%, 06/01/36, Pool No. AD0169 (b)	4,619,459
2,747,615	3.204%, 01/01/40, Pool No. AD0881 (b)	2,893,077

	Total Fannie Mae Pools	28,131,054

FREDDIE MAC POOLS – (10.96%)
535,949	3.00%, 10/01/10, Pool No. M91001	536,308
1,387,095	4.50%, 10/01/10, Pool No. M80856	1,398,228
342,867	4.00%, 11/01/10, Pool No. M80864	345,625
1,417,601	4.50%, 11/01/10, Pool No. M80865	1,429,818
556,556	4.00%, 02/01/11, Pool No. M80897	564,293
1,156,154	4.00%, 03/01/11, Pool No. M80903	1,172,227
575,740	5.00%, 03/01/12, Pool No. M80963	595,670
652,389	3.50%, 04/01/12, Pool No. M80974	665,116
758,533	4.00%, 12/01/12, Pool No. M81008	790,190
584,586	4.50%, 03/01/15, Pool No. B18794	614,944
1,302,184	5.50%, 12/01/18, Pool No. G11684	1,414,864
1,757,117	5.00%, 05/01/21, Pool No. G13296	1,894,336
1,518,772	5.00%, 09/01/21, Pool No. G12673	1,628,835
967,596	5.50%, 06/01/22, Pool No. G12688	1,047,090
470,187	2.852%, 12/01/34, Pool No. 1H1238 (b)	490,529
2,465,758	4.772%, 04/01/35, Pool No. 782528 (b)	2,633,531

	Total Freddie Mac Pools	17,221,604

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (0.80%)
$1,171,924	6.50%, 09/15/13, Pool No. 780856	$1,257,242

	Total Ginnie Mae Pools	1,257,242

	TOTAL MORTGAGES – (Identified cost $139,086,683)	141,608,108

OTHER AGENCIES – (0.21%)
300,000	Housing Urban Development, 6.00%, 08/01/20	329,524

	TOTAL OTHER AGENCIES – (Identified cost $324,309)	329,524

SHORT TERM INVESTMENTS – (2.31%)
640,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $640,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $652,800)	640,000
934,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $934,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $952,680)	934,000
2,048,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $2,048,008
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $2,088,960)	2,048,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $3,622,000)	3,622,000

	Total Investments – (99.37%) – (Identified cost $153,557,701) – (c)	156,172,018
	Other Assets Less Liabilities – (0.63%)	988,702
Net Assets – (100.00%)		$157,160,720

(a)
The interest rates on floating rate securities, shown as of June 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(b)	The interest rates on adjustable rate securities, shown as of June 30, 2010, may change daily or less frequently and are based on indices of market interest rates.

(c)	Aggregate cost for federal income tax purposes is $153,557,701. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$2,731,866
	Unrealized depreciation	(117,549)
Net unrealized appreciation		$2,614,317

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
FANNIE MAE – (6.39%)
$700,000	0.24%, 07/07/10 (a)	$699,972
10,750,000	0.1878%, 07/13/10 (b)	10,749,967
500,000	0.24%, 07/14/10 (a)	499,957
1,000,000	0.27%, 07/19/10 (a)	999,865
500,000	0.2966%, 08/05/10 (b)	500,003
1,510,000	3.25%, 08/12/10	1,515,281
5,000,000	0.22%, 08/18/10 (a)	4,998,534
3,000,000	0.24%, 09/24/10 (a)	2,998,300

	TOTAL FANNIE MAE – (Identified cost $22,961,879)	22,961,879

FEDERAL FARM CREDIT BANK – (15.28%)
2,000,000	3.30%, 07/21/10	2,003,339
9,000,000	0.202%, 08/23/10 (b)	8,999,833
9,700,000	0.3209%, 09/03/10 (b)	9,700,000
14,000,000	0.13%, 09/21/10 (b)	13,999,683
9,500,000	0.2722%, 10/26/10 (b)	9,500,000
510,000	0.6009%, 11/04/10 (b)	510,572
10,000,000	0.2897%, 11/17/10 (b)	9,999,997
200,000	5.81%, 01/10/11	205,686

	TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $54,919,110)	54,919,110

FEDERAL HOME LOAN BANK – (20.32%)
1,000,000	0.052%, 07/06/10 (b)	999,977
4,000,000	0.19%, 07/07/10 (a)	3,999,873
4,560,000	0.145%, 07/09/10 (b)	4,559,998
500,000	4.375%, 07/13/10	500,666
9,750,000	3.50%, 07/16/10	9,763,058
380,000	0.251%, 07/27/10 (b)	380,017
500,000	0.26%, 07/30/10 (a)	499,895
2,500,000	0.55%, 08/04/10	2,500,814
500,000	5.00%, 08/11/10	502,668
325,000	4.125%, 08/13/10	326,433
305,000	6.875%, 08/13/10	307,401
500,000	1.375%, 08/23/10	500,693
2,025,000	5.00%, 09/01/10	2,041,128
5,000,000	1.22%, 10/15/10	5,013,568
615,000	3.375%, 10/20/10	620,698
355,000	4.375%, 10/22/10	359,446
500,000	0.55%, 11/01/10 (b)	500,426
500,000	3.08%, 11/12/10	504,917
1,000,000	3.125%, 11/12/10	1,010,370
12,000,000	0.26%, 11/17/10 (b)	12,000,000
470,000	1.625%, 01/21/11	473,199
150,000	5.07%, 01/27/11	153,995
12,000,000	0.20%, 05/06/11 (b)	11,997,545
4,500,000	0.19%, 05/27/11 (b)	4,500,000
4,500,000	0.265%, 05/27/11 (b)	4,500,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
FEDERAL HOME LOAN BANK – (CONTINUED)
$4,500,000	0.33%, 06/15/11 (b)	$4,500,000

	TOTAL FEDERAL HOME LOAN BANK – (Identified cost $73,016,785)	73,016,785

FREDDIE MAC – (8.36%)
480,000	4.125%, 07/12/10	480,543
700,000	0.25%, 07/20/10 (a)	699,908
5,000,000	0.21%, 08/09/10 (a)	4,998,863
2,500,000	0.23%, 08/30/10 (a)	2,499,042
5,000,000	0.23%, 09/01/10 (a)	4,998,019
4,000,000	0.225%, 09/07/10 (a)	3,998,300
3,500,000	3.125%, 09/10/10	3,519,664
2,500,000	0.24%, 09/15/10 (a)	2,498,733
900,000	4.75%, 09/22/10	908,662
324,000	3.125%, 10/25/10	326,886
2,100,000	0.5134%, 12/30/10 (b)	2,100,885
1,500,000	0.3878%, 01/28/11 (b)	1,501,118
469,000	5.875%, 03/21/11	487,378
1,000,000	3.50%, 05/05/11	1,025,213

	TOTAL FREDDIE MAC – (Identified cost $30,043,214)	30,043,214

OTHER AGENCIES – (4.47%)
1,936,000	Fannie Mae Principal Strip, 0.3698%, 11/15/10 (a)	1,933,335
2,800,000	FICO Strip, 0.3074%, 10/06/10 (a)	2,797,733
7,000,000	FICO Strip, 0.35%, 11/11/10 (a)	6,991,169
4,364,000	RFCO Strip, 0.3057%, 10/15/10 (a)	4,360,156

	TOTAL OTHER AGENCIES – (Identified cost $16,082,393)	16,082,393

REPURCHASE AGREEMENTS – (37.89%)
24,060,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $24,060,020
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $24,541,200)	24,060,000
35,107,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $35,107,010
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $35,809,140)	35,107,000
76,993,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $76,993,299
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $78,532,860)	76,993,000

	TOTAL REPURCHASE AGREEMENTS – (Identified cost $136,160,000)	136,160,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)	June 30, 2010 (Unaudited)

	Total Investments – (92.71%) – (Identified cost $333,183,381) – (c)	$333,183,381
	Other Assets Less Liabilities – (7.29%)	26,191,044
	Net Assets – (100.00%)	$359,374,425

(a)	Zero coupon bonds reflect the effective yield on the date of purchase.

(b)
The interest rates on floating rate securities, shown as of June 30, 2010, may change daily or less frequently and are based on indices of market interest rates.  For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c)	Aggregate cost for federal income tax purposes is $333,183,381.

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (99.69%)
ENERGY – (5.65%)
895,890	Canadian Natural Resources Ltd. (Canada)	$29,770,425

	Total Energy	29,770,425

FINANCIALS – (91.32%)
Banks – (16.18%)
	Commercial Banks – (16.18%)
139,900	Banco Santander Brasil S.A., ADS (Brazil)	1,445,167
132,597	ICICI Bank Ltd., ADR (India)	4,792,056
404,699	State Bank of India Ltd., GDR (India)	40,200,235
101,671	U.S. Bancorp	2,272,347
1,427,319	Wells Fargo & Co.	36,539,366

		85,249,171

Diversified Financials – (41.87%)
	Capital Markets – (18.72%)
271,354	Ameriprise Financial, Inc.	9,804,020
1,030,874	Bank of New York Mellon Corp.	25,452,279
697,390	Brookfield Asset Management Inc., Class A (Canada)	15,774,962
125,998	Charles Schwab Corp.	1,786,652
655,068	GAM Holding Ltd. (Switzerland)*	7,079,007
138,492	Goldman Sachs Group, Inc.	18,179,845
655,068	Julius Baer Group Ltd. (Switzerland)	18,677,681
41,530	T. Rowe Price Group Inc.	1,843,724

		98,598,170

	Consumer Finance – (10.03%)
1,253,282	American Express Co.	49,755,296
1,305,032	First Marblehead Corp. *	3,066,825

		52,822,121

	Diversified Financial Services – (13.12%)
121,264	Bank of America Corp.	1,742,564
492,300	Cielo S.A. (Brazil)	4,145,684
767,780	Moody's Corp.	15,294,177
972,000	Oaktree Capital Group LLC, Class A (a)	33,291,000
47,264	RHJ International (Belgium)*	350,115
396,550	RHJ International, 144A (Belgium)*(b)(c)	2,967,859
160,137	Visa Inc., Class A	11,329,693

		69,121,092

		220,541,383

Insurance – (33.27%)
	Life & Health Insurance – (3.32%)
268,127	China Life Insurance Co., Ltd., ADR (China)	17,481,881

	Multi-line Insurance – (8.18%)
1,293,945	Loews Corp.	43,101,308

	Property & Casualty Insurance – (10.04%)
168,496	ACE Ltd.	8,674,174
69,686	Markel Corp. *	23,693,240
1,094,565	Progressive Corp. (Ohio)	20,490,257

		52,857,671

	Reinsurance – (11.73%)
197,972	Everest Re Group, Ltd.	14,000,580

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND – (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (Continued)
996,096	Transatlantic Holdings, Inc.	$47,772,764

		61,773,344

		175,214,204

	Total Financials	481,004,758

INDUSTRIALS – (2.72%)
Commercial & Professional Services – (2.72%)
213,502	D&B Corp.	14,330,254

	Total Industrials	14,330,254

	TOTAL COMMON STOCK – (Identified cost $399,997,629)	525,105,437

SHORT TERM INVESTMENTS – (0.08%)
$73,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $73,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $74,460)	73,000
107,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $107,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $109,140)	107,000
234,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $234,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $238,680)	234,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $414,000)	414,000

	Total Investments – (99.77%) – (Identified cost $400,411,629) – (d)	525,519,437
	Other Assets Less Liabilities – (0.23%)	1,201,314
Net Assets – (100.00%)		$526,720,751

ADR: American Depositary Receipt

ADS: American Depositary Share

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.

(b)
This security is subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations.  This security amounted to $2,967,859 or 0.56% of the Fund's net assets as of June 30, 2010.

(c)	Restricted Security – See Note 8 of the Notes to Financial Statements.

(d)	Aggregate cost for federal income tax purposes is $400,795,010. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$176,418,996
	Unrealized depreciation	(51,694,569)
Net unrealized appreciation		$124,724,427

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (48.84%)
CONSUMER DISCRETIONARY – (7.12%)
Media – (1.95%)
621,300	News Corp., Class A	$7,433,854

Retailing – (5.17%)
51,913	Amazon.com, Inc. *	5,674,091
296,800	Kohl's Corp. *	14,098,000

		19,772,091

	Total Consumer Discretionary	27,205,945

CONSUMER STAPLES – (6.27%)
Food & Staples Retailing – (2.92%)
310,000	Whole Foods Market, Inc. *	11,163,100

Food, Beverage & Tobacco – (1.52%)
355,100	Tyson Foods, Inc., Class A	5,820,089

Household & Personal Products – (1.83%)
263,300	Avon Products, Inc.	6,977,450

	Total Consumer Staples	23,960,639

ENERGY – (7.10%)
208,100	Devon Energy Corp.	12,677,452
448,400	Nabors Industries Ltd. *	7,900,808
141,431	Transocean Ltd. *	6,552,498

	Total Energy	27,130,758

FINANCIALS – (7.61%)
Diversified Financials – (7.61%)
	Consumer Finance – (2.33%)
224,000	American Express Co.	8,892,800

	Diversified Financial Services – (5.28%)
543,876	Bank of America Corp.	7,815,498
3,292,560	Citigroup Inc. *	12,380,026

		20,195,524

		29,088,324

	Total Financials	29,088,324

HEALTH CARE – (2.74%)
Health Care Equipment & Services – (2.74%)
274,500	Universal Health Services, Inc., Class B	10,472,175

	Total Health Care	10,472,175

INDUSTRIALS – (10.85%)
Capital Goods – (7.30%)
400,200	General Electric Co.	5,770,884
529,500	Masco Corp.	5,697,420
710,790	Quanta Services, Inc. *	14,677,814
190,000	United Rentals, Inc. *	1,770,800

		27,916,918

Commercial & Professional Services – (3.55%)
266,000	ADFITECH, Inc. *(a)	691,600
190,000	School Specialty, Inc. *	3,437,100
270,500	Waste Connections, Inc. *	9,437,745

		13,566,445

	Total Industrials	41,483,363

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (2.54%)
Semiconductors & Semiconductor Equipment – (2.54%)
423,297	Fairchild Semiconductor International, Inc. *	$3,559,928
52,300	Intel Corp.	1,016,973
277,100	International Rectifier Corp. *	5,156,831

		9,733,732

	Total Information Technology	9,733,732

MATERIALS – (3.28%)
104,241	Freeport-McMoRan Copper & Gold Inc.	6,163,770
323,000	Sealed Air Corp.	6,369,560

	Total Materials	12,533,330

UTILITIES – (1.33%)
551,700	AES Corp. *	5,097,708

	Total Utilities	5,097,708

	TOTAL COMMON STOCK – (Identified cost $225,515,894)	186,705,974

PREFERRED STOCK – (9.11%)
FINANCIALS – (3.97%)
Diversified Financials – (1.86%)
	Diversified Financial Services – (1.86%)
113,800	Citigroup Capital XII, 8.50%, TRUPS	2,852,113
38,000	Citigroup Inc., 7.50%, Conv. Pfd., T-DECS	4,279,940

		7,132,053

Real Estate – (2.11%)
374,010	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	8,052,884

	Total Financials	15,184,937

INDUSTRIALS – (2.01%)
Capital Goods – (0.83%)
104,241	United Rentals Trust I, 6.50%, Conv. Pfd.	3,185,865

Transportation – (1.18%)
153,200	Continental Airlines Finance Trust II, 6.00%, Cum. Conv. Pfd.	4,509,825

	Total Industrials	7,695,690

UTILITIES – (3.13%)
274,410	AES Trust III, 6.75%, Conv. Pfd.	11,953,986

	Total Utilities	11,953,986

	TOTAL PREFERRED STOCK – (Identified cost $29,370,348)	34,834,613

CONVERTIBLE BONDS – (35.47%)
CONSUMER DISCRETIONARY – (0.90%)
Consumer Durables & Apparel – (0.90%)
$3,800,000	Eastman Kodak Co., 144A Conv. Sr. Notes, 7.00%, 04/01/17 (b)	3,429,500

	Total Consumer Discretionary	3,429,500

CONSUMER STAPLES – (4.08%)
Food, Beverage & Tobacco – (4.08%)
13,300,000	Tyson Foods, Inc., Conv. Sr. Notes, 3.25%, 10/15/13	15,594,250

	Total Consumer Staples	15,594,250

ENERGY – (3.30%)
2,400,000	Nabors Industries Inc., Conv. Sr. Notes, 0.94%, 05/15/11	2,364,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
CONVERTIBLE BONDS – (CONTINUED)
ENERGY – (CONTINUED)
$12,300,000	Transocean Ltd., Conv. Sr. Notes, 1.50%, 12/15/37	$10,239,750

	Total Energy	12,603,750

FINANCIALS – (8.43%)
Diversified Financials – (0.06%)
	Capital Markets – (0.06%)
250,000	Janus Capital Group Inc., Conv. Sr. Notes, 3.25%, 07/15/14	251,875

Real Estate – (8.37%)
6,650,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 0415/29 (b)	9,530,281
21,850,000	Forest City Enterprises Inc., Conv. Sr. Notes, 3.625%, 10/15/14	20,743,844
1,600,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (b)	1,720,000

		31,994,125

	Total Financials	32,246,000

HEALTH CARE – (1.62%)
Pharmaceuticals, Biotechnology & Life Sciences – (1.62%)
3,700,000	Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13	6,211,375

	Total Health Care	6,211,375

INDUSTRIALS – (8.19%)
Capital Goods – (0.92%)
3,520,000	United Rentals North America Inc., Conv. Sr. Sub., 1.875%, 10/15/23	3,502,400

Commercial & Professional Services – (7.27%)
8,100,000	School Specialty, Inc., Conv. Sub. Deb., 3.75%, 11/30/26	7,745,625
20,051,000	School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero coupon, 08/01/23 (c)	20,051,000

		27,796,625

	Total Industrials	31,299,025

INFORMATION TECHNOLOGY – (4.51%)
Semiconductors & Semiconductor Equipment – (4.51%)
7,600,000	Intel Corp., 144A Conv. Jr. Sub. Deb., 3.25%, 08/01/39 (b)	8,597,500
9,050,000	Intel Corp., Conv. Sub. Deb., 2.95%, 12/15/35	8,642,750

		17,240,250

	Total Information Technology	17,240,250

MATERIALS – (4.44%)
8,555,000	Allegheny Technologies, Inc., Conv. Sr. Notes, 4.25%, 06/01/14	10,930,296
4,300,000	United States Steel Corp., Conv. Sr. Notes, 4.00%, 05/15/14	6,036,125

	Total Materials	16,966,421

	TOTAL CONVERTIBLE BONDS – (Identified cost $130,687,791)	135,590,571

CORPORATE BONDS – (3.51%)
CONSUMER DISCRETIONARY – (0.73%)
Retailing – (0.73%)
2,400,000	Kohl's Corp., Sr. Notes, 6.25%, 12/15/17	2,799,715

	Total Consumer Discretionary	2,799,715

FINANCIALS – (0.15%)
Real Estate – (0.15%)
13,300,000	Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (a)	565,250

	Total Financials	565,250

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
CORPORATE BONDS – (CONTINUED)
INDUSTRIALS – (2.63%)
Capital Goods – (2.41%)
$9,500,000	Masco Corp., Sr. Notes, 6.125%, 10/03/16	$9,203,467

Commercial & Professional Services – (0.22%)
1,040,991	ADFITECH, Inc., Sr. Bond, 8.00%, 03/15/20 (a)	839,628

	Total Industrials	10,043,095

	TOTAL CORPORATE BONDS – (Identified cost $22,799,186)	13,408,060

SHORT TERM INVESTMENTS – (2.90%)
1,959,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $1,959,002
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $1,998,180)	1,959,000
2,859,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $2,859,001
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $2,916,180)	2,859,000
6,269,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $6,269,024
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $6,394,380)	6,269,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $11,087,000)	11,087,000

	Total Investments – (99.83%) – (Identified cost $419,460,219) – (d)	381,626,218
	Other Assets Less Liabilities – (0.17%)	638,471
Net Assets – (100.00%)		$382,264,689

T-DECS: Tangible Dividend Enhanced Common Stock

TRUPS: Trust Preferred Securities

*	Non-Income producing security.

(a)	Illiquid Security – See Note 8 of the Notes to Financial Statements.

(b)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $23,277,281 or 6.09% of the Fund's net assets as of June 30, 2010.

(c)	Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(d)	Aggregate cost for federal income tax purposes is $419,508,199. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$35,899,273
	Unrealized depreciation	(73,781,254)
Net unrealized depreciation		$(37,881,981)

See Notes to Financial Statements

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	June 30, 2010 (Unaudited)

Shares	Security	Value (Note 1)
COMMON STOCK – (85.36%)
FINANCIALS – (74.65%)
Real Estate – (74.65%)
Real Estate Investment Trusts (REITs) – (69.67%)
	Diversified REITs – (5.41%)
771,090	Cousins Properties, Inc.	$5,197,145
137,314	Vornado Realty Trust	10,017,056

		15,214,201

Industrial REITs – (3.70%)
2,301,400	DCT Industrial Trust Inc.	10,402,328

	Office REITs – (28.66%)
231,813	Alexandria Real Estate Equities, Inc.	14,689,989
130,100	Boston Properties, Inc.	9,281,334
436,938	Corporate Office Properties Trust	16,498,779
247,300	Digital Realty Trust, Inc.	14,264,264
752,800	Douglas Emmett, Inc.	10,704,816
397,000	DuPont Fabros Technology Inc.	9,750,320
197,300	Highwoods Properties, Inc.	5,477,048

		80,666,550

	Residential REITs – (10.92%)
567,200	American Campus Communities, Inc.	15,478,888
117,800	Essex Property Trust, Inc.	11,490,212
196,500	UDR, Inc.	3,759,045

		30,728,145

	Retail REITs – (12.15%)
259,560	CBL & Associates Properties, Inc.	3,228,926
147,500	Federal Realty Investment Trust	10,364,825
294,000	Regency Centers Corp.	10,113,600
78,582	Simon Property Group, Inc.	6,345,497
110,100	Taubman Centers, Inc.	4,143,063

		34,195,911

	Specialized REITs – (8.83%)
822,547	Cogdell Spencer, Inc.	5,560,418
166,900	Entertainment Properties Trust	6,353,883
197,500	LaSalle Hotel Properties	4,062,575
188,700	Ventas, Inc.	8,859,465

		24,836,341

		196,043,476

Real Estate Management & Development – (4.98%)
	Real Estate Operating Companies – (4.98%)
1,238,154	Forest City Enterprises, Inc., Class A *	14,015,904

		210,059,380

	Total Financials	210,059,380

INDUSTRIALS – (2.83%)
Transportation – (2.83%)
267,600	Alexander & Baldwin, Inc.	7,969,128

	Total Industrials	7,969,128

TELECOMMUNICATION SERVICES – (7.88%)
153,200	American Tower Corp., Class A *	6,817,400
215,400	Crown Castle International Corp. *	8,025,804

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND – (CONTINUED)	June 30, 2010 (Unaudited)

Shares/Principal	Security	Value (Note 1)
COMMON STOCK – (CONTINUED)
TELECOMMUNICATION SERVICES – (CONTINUED)
215,400	SBA Communications Corp., Class A *	$7,325,754

	Total Telecommunication Services	22,168,958

	TOTAL COMMON STOCK – (Identified cost $233,716,773)	240,197,466

PREFERRED STOCK – (10.55%)
FINANCIALS – (10.55%)
Real Estate – (10.55%)
Real Estate Investment Trusts (REITs) – (10.55%)
	Industrial REITs – (1.37%)
171,000	AMB Property Corp., 6.75%, Series M	3,848,355

	Office REITs – (7.59%)
468,943	Alexandria Real Estate Equities, Inc., 7.00%, Series D, Conv. Pfd.	10,096,906
79,500	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	2,752,687
71,693	Digital Realty Trust, Inc., 8.50%, Series A	1,814,729
280,910	SL Green Realty Corp., 7.625%, Series C	6,700,406

		21,364,728

	Residential REITs – (0.72%)
43,700	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	2,038,876

	Retail REITs – (0.87%)
114,160	CBL & Associates Properties, Inc., 7.375%, Series D	2,437,601

	Total Financials	29,689,560

	TOTAL PREFERRED STOCK – (Identified cost $15,361,943)	29,689,560

CONVERTIBLE BONDS – (3.28%)
FINANCIALS – (3.28%)
Real Estate – (3.28%)
Real Estate Investment Trusts (REITs) – (2.88%)
	Office REITs – (2.88%)
$4,815,000	Digital Realty Trust, Inc., 144A Conv. Sr. Notes, 5.50%, 0415/29 (a)	6,900,497
1,230,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	1,199,250

		8,099,747

Real Estate Management & Development – (0.40%)
	Real Estate Operating Companies – (0.40%)
1,040,000	Forest City Enterprises, Inc., 144A Conv. Sr. Notes, 5.00%, 10/15/16 (a)	1,118,000

	Total Financials	9,217,747

	TOTAL CONVERTIBLE BONDS – (Identified cost $7,067,492)	9,217,747

SHORT TERM INVESTMENTS – (0.63%)
315,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.03%, 07/01/10, dated 06/30/10, repurchase value of $315,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.00%, 12/08/10-07/15/20, total market value $321,300)	315,000
459,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.01%, 07/01/10, dated 06/30/10, repurchase value of $459,000
	(collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-5.05%, 08/30/10-01/26/15, total market value $468,180)	459,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND – (CONTINUED)	June 30, 2010 (Unaudited)

Principal	Security	Value (Note 1)
SHORT TERM INVESTMENTS – (CONTINUED)
$1,007,000	Mizuho Securities USA Inc. Joint Repurchase Agreement,
	0.14%, 07/01/10, dated 06/30/10, repurchase value of $1,007,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.421%-6.229%, 09/01/19-07/01/40, total market value $1,027,140)	$1,007,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,781,000)	1,781,000

	Total Investments – (99.82%) – (Identified cost $257,927,208) – (b)	280,885,773
	Other Assets Less Liabilities – (0.18%)	517,175
Net Assets – (100.00%)		$281,402,948

*	Non-Income producing security.

(a)
These securities are subject to Rule 144A.  The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations.  These securities amounted to $9,217,747 or 3.28% of the Fund's net assets as of June 30, 2010.

(b)	Aggregate cost for federal income tax purposes is $271,616,558. At June 30, 2010 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$50,331,987
	Unrealized depreciation	(41,062,772)
Net unrealized appreciation		$9,269,215

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Assets and Liabilities
At June 30, 2010 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments):
Unaffiliated companies	$484,968,835	$156,172,018	$333,183,381	$525,519,437	$381,626,218	$280,885,773
Affiliated companies	296,980	–	–	–	–	–
Cash	–	4,328	14,726	16,600	4,527	7,320
Cash - foreign currencies**	2,630,395	–	–	–	–	–
Receivables:
Capital stock sold	1,277,454	1,227,285	26,368,364	102,010	432,034	338,340
Dividends and interest	907,202	530,829	423,150	1,217,465	1,369,855	1,359,478
Investment securities sold	1,253,125	–	–	1,001,434	–	1,469,131
Prepaid expenses	2,473	914	3,163	5,258	1,661	12,988
Due from Adviser	–	–	106,800	–	–	–
Total assets	491,336,464	157,935,374	360,099,584	527,862,204	383,434,295	284,073,030

LIABILITIES:
Cash overdraft	659,463	–	–	–	–	–
Payables:
Capital stock redeemed	812,621	474,937	441,887	341,438	584,878	834,726
Distributions payable	–	81,693	432	–	–	–
Investment securities purchased	863,220	–	–	–	–	1,369,439
Accrued distribution and service plan fees	292,696	88,278	–	286,970	223,255	158,917
Accrued management fees	262,440	43,539	155,923	281,914	205,608	151,979
Accrued transfer agent fees	189,920	32,241	33,187	164,545	97,552	131,493
Other accrued expenses	82,471	53,966	93,730	66,586	58,313	23,528
Total liabilities	3,162,831	774,654	725,159	1,141,453	1,169,606	2,670,082

NET ASSETS	$488,173,633	$157,160,720	$359,374,425	$526,720,751	$382,264,689	$281,402,948

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$275,276	$276,542	$3,593,744	$201,276	$162,829	$137,110
Additional paid-in capital	631,788,412	159,133,291	355,780,681	403,812,970	536,404,855	422,823,204
Undistributed net investment income	4,037,292	–	–	4,976,366	1,744,005	4,683,050
Accumulated net realized losses from investments and foreign currency transactions	(169,014,035)	(4,863,430)	–	(7,379,626)	(118,212,999)	(169,192,981)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	21,086,688	2,614,317	–	125,109,765	(37,834,001)	22,952,565
Net Assets	$488,173,633	$157,160,720	$359,374,425	$526,720,751	$382,264,689	$281,402,948

*Including:
Cost of unaffiliated companies	$456,475,684	$153,557,701	$333,183,381	$400,411,629	$419,460,219	$257,927,208
Cost of affiliated companies	7,709,292	–	–	–	–	–
Cost and market value of repurchase agreements (if greater than 10% of net assets)	–	–	136,160,000	–	–	–

**Cost of cash - foreign currencies	2,639,860	–	–	–	–	–

DAVIS SERIES, INC.	Statements of Assets and Liabilities – (Continued)
At June 30, 2010 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund		Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
CLASS A SHARES:
Net assets	$262,536,821	$97,055,636		$321,765,688	$428,545,561	$257,460,460	$230,160,689
Shares outstanding	14,438,412	17,077,887		321,765,688	16,064,900	10,970,232	11,217,827
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$18.18	$5.68		$1.00	$26.68	$23.47	$20.52
Maximum offering price per share (100/95.25 of net asset value)†	$19.09	$5.96	$	NA	$28.01	$24.64	$21.54

CLASS B SHARES:
Net assets	$18,883,556	$15,759,026		$20,377,769	$11,616,205	$17,375,665	$5,864,324
Shares outstanding	1,217,335	2,780,931		20,377,769	508,040	750,204	290,272
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.51	$5.67		$1.00	$22.86	$23.16	$20.20

CLASS C SHARES:
Net assets	$106,130,929	$40,122,206		$15,367,907	$64,659,705	$78,869,681	$28,511,548
Shares outstanding	6,499,572	7,057,501		15,367,907	2,752,059	3,351,500	1,392,284
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$16.33	$5.69		$1.00	$23.50	$23.53	$20.48

CLASS Y SHARES:
Net assets	$100,622,327	$4,223,852		$1,863,061	$21,899,280	$28,558,883	$16,866,387
Shares outstanding	5,372,249	737,837		1,863,061	802,622	1,210,946	810,645
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$18.73	$5.72		$1.00	$27.28	$23.58	$20.81

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Operations
For the six months ended June 30, 2010 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$7,502,107	$–	$–	$6,178,662	$2,410,764	$5,026,687
Interest	244,897	2,622,710	337,763	634	2,955,455	254,549
Total income	7,747,004	2,622,710	337,763	6,179,296	5,366,219	5,281,236

Expenses:
Management fees (Note 3)	1,480,063	223,410	756,017	1,734,649	1,150,591	807,964
Custodian fees	48,687	23,077	22,497	52,277	34,300	30,493
Transfer agent fees:
Class A	272,202	52,533	81,517	365,598	169,911	263,973
Class B	38,545	17,202	6,548	30,763	21,304	17,828
Class C	128,897	27,515	4,794	79,182	55,674	38,711
Class Y	50,414	2,431	197	25,410	15,711	9,238
Audit fees	10,800	9,000	10,800	16,800	11,400	15,000
Legal fees	7,968	2,430	4,500	10,100	9,300	4,416
Accounting fees (Note 3)	3,750	1,500	3,000	4,500	3,252	2,250
Reports to shareholders	57,500	12,995	17,499	59,000	37,496	45,000
Directors’ fees and expenses	36,387	12,302	22,218	40,868	28,519	21,258
Registration and filing fees	37,503	22,503	27,500	44,000	37,500	25,000
Interest expense	–	–	–	4,587	–	–
Excise tax expense (Note 1)	39,500	–	–	–	–	–
Miscellaneous	10,772	7,168	6,368	12,183	11,774	9,393
Payments under distribution plan (Note 7):
Class A	354,589	82,115	–	502,391	272,344	268,133
Class B	109,218	76,928	–	66,076	96,706	32,158
Class C	616,568	193,529	–	353,643	431,708	147,198
Total expenses	3,303,363	766,638	963,455	3,402,027	2,387,490	1,738,013
Expenses paid indirectly (Note 4)	(26)	(2)	(36)	(3)	(18)	(2)
Reimbursement/waiver of expenses by Adviser (Note 3)	–	–	(689,926)	–	–	–
Net expenses	3,303,337	766,636	273,493	3,402,024	2,387,472	1,738,011
Net investment income	4,443,667	1,856,074	64,270	2,777,272	2,978,747	3,543,225

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	536,307	(258,302)	–	46,515,146	(8,958,312)	10,354,665
Foreign currency transactions	(32,775)	–	–	(78,704)	–	–
Net change in unrealized appreciation (depreciation)	(56,484,296)	817,028	–	(84,784,265)	4,439,977	(2,336,760)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(55,980,764)	558,726	–	(38,347,823)	(4,518,335)	8,017,905
Net increase (decrease) in net assets resulting from operations	$(51,537,097)	$2,414,800	$64,270	$(35,570,551)	$(1,539,588)	$11,561,130

*Net of foreign taxes withheld as follows	$598,372	$–	$–	$134,309	$33	$5,527

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the six months ended June 30, 2010 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,443,667	$1,856,074	$64,270	$2,777,272	$2,978,747	$3,543,225
Net realized gain (loss) from investments and foreign currency transactions	503,532	(258,302)	–	46,436,442	(8,958,312)	10,354,665
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(56,484,296)	817,028	–	(84,784,265)	4,439,977	(2,336,760)
Net increase (decrease) in net assets resulting from operations	(51,537,097)	2,414,800	64,270	(35,570,551)	(1,539,588)	11,561,130

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	–	(1,286,694)	(57,001)	–	(1,002,494)	(1,043,371)
Class B	–	(145,267)	(3,918)	–	(28,563)	(11,580)
Class C	–	(378,976)	(2,997)	–	(141,886)	(68,637)
Class Y	–	(45,137)	(354)	–	(126,330)	(80,363)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(29,565,667)	(3,907,850)	64,370,784	(128,775,631)	(15,532,680)	(12,400,546)
Class B	(2,531,252)	(621,066)	(3,295,306)	(1,789,038)	(2,286,826)	(986,371)
Class C	(14,090,722)	(901,028)	(3,075,439)	(4,229,040)	(8,229,398)	(1,670,442)
Class Y	32,294,463	1,178,780	1,732,137	8,054,009	(17,910,595)	(9,677,158)
Total increase (decrease) in net assets	(65,430,275)	(3,692,438)	59,732,176	(162,310,251)	(46,798,360)	(14,377,338)

NET ASSETS:
Beginning of period	553,603,908	160,853,158	299,642,249	689,031,002	429,063,049	295,780,286
End of period*	$488,173,633	$157,160,720	$359,374,425	$526,720,751	$382,264,689	$281,402,948

*Including undistributed net investment income of	$4,037,292	$–	$–	$4,976,366	$1,744,005	$4,683,050

See Notes to Financial Statements

DAVIS SERIES, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2009

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$1,691,620	$4,068,681	$1,063,410	$2,229,688	$6,962,276	$6,105,794
Net realized gain (loss) from investments and foreign currency transactions	(53,239,160)	460,405	–	(45,321,845)	(104,423,812)	(169,934,631)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	224,767,280	407,368	–	265,159,148	249,462,410	233,356,725
Net increase in net assets resulting from operations	173,219,740	4,936,454	1,063,410	222,066,991	152,000,874	69,527,888

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(1,220,051)	(3,235,568)	(887,940)	(717,066)	(4,919,857)	(3,004,137)
Class B	–	(391,386)	(88,252)	–	(198,424)	(47,527)
Class C	–	(975,534)	(86,828)	–	(960,119)	(248,437)
Class Y	(552,961)	(80,952)	(390)	(30,470)	(984,491)	(419,679)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 5):
Class A	(46,442,118)	8,602,758	(73,637,810)	(30,178,606)	(44,681,910)	(21,257,761)
Class B	(5,978,278)	(151,208)	(8,242,572)	(4,518,956)	(3,836,556)	(2,323,010)
Class C	(29,855,044)	1,560,325	(13,670,227)	(7,572,111)	(21,878,449)	(5,766,914)
Class Y	14,161,637	1,407,905	(18,129)	2,459,346	(19,321,443)	(9,209,842)
Total increase (decrease) in net assets	103,332,925	11,672,794	(95,568,738)	181,509,128	55,219,625	27,250,581

NET ASSETS:
Beginning of year	450,270,983	149,180,364	395,210,987	507,521,874	373,843,424	268,529,705
End of year*	$553,603,908	$160,853,158	$299,642,249	$689,031,002	$429,063,049	$295,780,286

*Including undistributed (overdistributed) net investment income of	$(406,375)	$–	$–	$2,199,094	$64,531	$2,343,776

See Notes to Financial Statements

DAVIS SERIES, INC.	Notes to Financial Statements
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940 (“40 Act”) as amended, as an open-end management investment company.  Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act.  Davis Real Estate Fund is non-diversified under the 40 Act.  The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):

Davis Opportunity Fund seeks to achieve long-term growth of capital.  It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund seeks to achieve current income.  It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.

The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.  There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.

It invests exclusively in U.S. Treasury securities, U.S. Government securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments.  The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.

Davis Financial Fund seeks to achieve long-term growth of capital.  It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.

Davis Appreciation & Income Fund seeks to achieve total return through a combination of growth and income.  Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities.  It may invest in lower rated bonds commonly known as “junk bonds”.

Davis Real Estate Fund seeks to achieve total return through a combination of growth and income.  It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

The Company accounts separately for the assets, liabilities, and operations of each Fund.  Each Fund offers shares in four classes, Class A, Class B, Class C, and Class Y.  Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund, which are sold at net asset value.  Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge.  Class Y shares are only available to certain qualified investors.  Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class.  Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class.  All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions.  The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M.  Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation.  Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices.  Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued.  Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued.  Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors.  Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.  The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value.  For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 40 Act, securities are valued at amortized cost, which approximates market value.  These valuation procedures are reviewed and subject to approval by the Board of Directors.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Money market securities are valued using amortized cost, in accordance with rules under the 40 Act.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements – (Continued)

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
			Davis		Davis
	Davis	Davis	Government	Davis	Appreciation	Davis
	Opportunity	Government	Money Market	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund	Fund
Valuation inputs
Level 1 – Quoted prices:
Equity securities:
Consumer discretionary	$37,536,831	$–	$–	$–	$27,205,945	$–
Consumer staples	36,996,896	–	–	–	23,960,639	–
Energy	29,992,280	–	–	29,770,425	27,130,758	–
Financials	47,561,453	–	–	381,406,720	44,273,261	236,996,253
Health care	93,336,283	–	–	–	10,472,175	–
Industrials	27,992,469	–	–	14,330,254	40,791,763	7,969,128
Information technology	92,123,121	–	–	–	9,733,732	–
Materials	38,292,859	–	–	–	12,533,330	–
Telecommunication services	3,979,525	–	–	–	–	22,168,958
Utilities	–	–	–	–	17,051,694	–
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. government corporations and agencies:
Long-term	–	152,550,018	–	–	–	–
Short-term	–	–	197,023,381	–	–	–
Convertible debt securities	–	–	–	–	135,590,571	9,217,747
Corporate debt securities	–	–	–	–	13,408,060	–
Equity securities*:
Consumer discretionary	11,553,403	–	–	–	–	–
Consumer staples	15,407,068	–	–	–	–	–
Financials	28,665,565	–	–	99,598,038	–	2,752,687
Industrials	8,329,805	–	–	–	8,387,290	–
Materials	5,560,257	–	–	–	–	–
Short-term securities	7,938,000	3,622,000	136,160,000	414,000	11,087,000	1,781,000
Level 3 – Significant Unobservable
Inputs:	–	–	–	–	–	–
Total	$485,265,815	$156,172,018	$333,183,381	$525,519,437	$381,626,218	$280,885,773

Level 1 to Level 2 transfers**	$–	$–	$–	$18,677,681	$–	$–

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

**Application of standing Board valuation procedures related to non-U.S. securities triggered transfers between Level 1 and Level 2 assets during the six months ended June 30, 2010.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.  A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature.  Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation.  The cost basis of such assets and liabilities is determined based upon historical exchange rates.  Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar.  Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss.  When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed.  Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.  The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders.  Therefore, no provision for federal income tax is required.  Davis Opportunity Fund incurred a 2009 excise tax liability of $39,500 during the six months ended June 30, 2010. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Funds’ financial statements related to those tax positions.  The Funds’ federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.  The earliest tax year that remains subject to examination by these jurisdictions is 2006.  At December 31, 2009, each Fund had available for federal income tax purposes unused capital loss carryforwards and post October 2009 capital losses as follows:

	Capital Loss Carryforwards
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Expiring
12/31/2010	$–	$–	$–	$–	$–
12/31/2011	–	2,128,000	–	–	–
12/31/2012	–	1,243,000	–	–	–
12/31/2013	–	403,000	–	–	–
12/31/2014	–	304,000	–	–	–
12/31/2015	–	136,000	–	–	–
12/31/2016	86,853,000	–	8,111,000	430,000	8,689,000
12/31/2017	76,750,000	355,000	45,322,000	89,303,000	157,169,000
	$163,603,000	$4,569,000	$53,433,000	$89,733,000	$165,858,000

Post October 2009 Capital Losses (expiring 12/31/2018)
Davis Government Bond Fund	$36,000
Davis Appreciation & Income Fund	19,474,000

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost.  Dividend income is recorded on the ex-dividend date.  Dividend income from REIT securities may include return of capital.  Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss.  Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date.  Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, paydowns on fixed income securities, foreign currency transactions, net operating losses, passive foreign investment company shares, partnership income, and distributions from real estate investment trusts.  The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds.  The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period.  Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2010 were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Cost of purchases	$72,266,045	$47,379,282	$5,099,688	$41,201,879	$88,396,750
Proceeds of sales	75,529,347	25,777,483	130,777,348	92,402,185	89,778,628

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 3 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisory fees are paid monthly to the Adviser.  The annual rate for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.55% of the average net assets.  The annual rate for the Davis Government Bond Fund is 0.30% of the average net assets.  The annual rate for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million, and 0.40% of average net assets in excess of $500 million.  The Adviser agrees to waive some or all of its advisory fees and to reimburse expenses to the extent necessary so that the Fund’s investment income will not be less than zero until May 1, 2011.  During the six months ended June 30, 2010, such waivers and reimbursements amounted to $689,926.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent.  The Adviser is also paid for certain transfer agent services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $21,539, $6,106, $7,274, $31,021 $18,117, and $16,836, respectively.  State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider.  Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian.  The Adviser is also paid for certain accounting services.  The fee paid to the Adviser for these services for the six months ended June 30, 2010 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $3,750, $1,500, $3,000, $4,500, $3,252, and $2,250, respectively.  Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds.  DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser.  The Funds pay no fees directly to DSA-NY.

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $26, $2, $36, $3, $18, and $2 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the six months ended June 30, 2010.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 – CAPITAL STOCK

At June 30, 2010, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, and 4.2 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

Class A	Six months ended June 30, 2010 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	893,362	4,716,765	252,297,229	896,881	942,867	908,243
Shares issued in reinvestment of distributions	–	209,832	55,956	–	29,079	43,304
	893,362	4,926,597	252,353,185	896,881	971,946	951,547
Shares redeemed *	(2,384,777)	(5,621,308)	(187,982,401)	(5,160,035)	(1,622,736)	(1,554,811)
Net increase (decrease)	(1,491,415)	(694,711)	64,370,784	(4,263,154)	(650,790)	(603,264)

Proceeds from shares sold	$17,929,246	$26,735,289	$252,297,229	$26,030,696	$23,734,383	$18,990,727
Proceeds from shares issued in reinvestment of distributions	–	1,190,480	55,956	–	749,652	930,614
	17,929,246	27,925,769	252,353,185	26,030,696	24,484,035	19,921,341
Cost of shares redeemed *	(47,494,913)	(31,833,619)	(187,982,401)	(154,806,327)	(40,016,715)	(32,321,887)
Net increase (decrease)	$(29,565,667)	$(3,907,850)	$64,370,784	$(128,775,631)	$(15,532,680)	$(12,400,546)

* Includes a redemption as a result of an in-kind transfer of securities for the Davis Financial Fund (see Note 9 of the Notes to Financial Statements).

Class A	Year ended December 31, 2009
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	2,541,205	10,003,448	490,192,494	3,779,450	2,044,107	2,318,057
Shares issued in reinvestment of distributions	57,859	522,251	872,174	18,948	181,514	196,560
	2,599,064	10,525,699	491,064,668	3,798,398	2,225,621	2,514,617
Shares redeemed	(5,810,823)	(9,002,348)	(564,702,478)	(5,062,362)	(4,716,485)	(3,965,647)
Net increase (decrease)	(3,211,759)	1,523,351	(73,637,810)	(1,263,964)	(2,490,864)	(1,451,030)

Proceeds from shares sold	$41,481,623	$56,639,743	$490,192,494	$83,479,766	$38,353,766	$34,092,824
Proceeds from shares issued in reinvestment of distributions	1,150,228	2,959,875	872,174	539,583	3,712,634	2,675,552
	42,631,851	59,599,618	491,064,668	84,019,349	42,066,400	36,768,376
Cost of shares redeemed	(89,073,969)	(50,996,860)	(564,702,478)	(114,197,955)	(86,748,310)	(58,026,137)
Net increase (decrease)	$(46,442,118)	$8,602,758	$(73,637,810)	$(30,178,606)	$(44,681,910)	$(21,257,761)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 – CAPITAL STOCK – (CONTINUED)

Class B	Six months ended June 30, 2010 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	38,820	579,261	3,809,069	24,285	72,727	13,834
Shares issued in reinvestment of distributions	–	20,990	3,725	–	970	503
	38,820	600,251	3,812,794	24,285	73,697	14,337
Shares redeemed	(188,363)	(710,543)	(7,108,100)	(97,086)	(168,078)	(62,525)
Net decrease	(149,543)	(110,292)	(3,295,306)	(72,801)	(94,381)	(48,188)

Proceeds from shares sold	$665,853	$3,276,237	$3,809,069	$608,468	$1,795,883	$287,487
Proceeds from shares issued in reinvestment of distributions	–	118,777	3,725	–	24,727	10,681
	665,853	3,395,014	3,812,794	608,468	1,820,610	298,168
Cost of shares redeemed	(3,197,105)	(4,016,080)	(7,108,100)	(2,397,506)	(4,107,436)	(1,284,539)
Net decrease	$(2,531,252)	$(621,066)	$(3,295,306)	$(1,789,038)	$(2,286,826)	$(986,371)

Class B	Year ended December 31, 2009
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	173,839	1,802,024	9,798,332	91,436	148,134	21,555
Shares issued in reinvestment of distributions	–	56,065	79,384	–	8,419	3,431
	173,839	1,858,089	9,877,716	91,436	156,553	24,986
Shares redeemed	(636,333)	(1,883,839)	(18,120,288)	(339,617)	(368,673)	(187,518)
Net decrease	(462,494)	(25,750)	(8,242,572)	(248,181)	(212,120)	(162,532)

Proceeds from shares sold	$2,540,065	$10,175,367	$9,798,332	$1,721,208	$2,846,327	$340,230
Proceeds from shares issued in reinvestment of distributions	–	316,821	79,384	–	173,077	44,441
	2,540,065	10,492,188	9,877,716	1,721,208	3,019,404	384,671
Cost of shares redeemed	(8,518,343)	(10,643,396)	(18,120,288)	(6,240,164)	(6,855,960)	(2,707,681)
Net decrease	$(5,978,278)	$(151,208)	$(8,242,572)	$(4,518,956)	$(3,836,556)	$(2,323,010)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK - (CONTINUED)

Class C	Six months ended June 30, 2010 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & ncome Fund	Davis Real Estate Fund
Shares sold	180,558	1,783,002	4,944,693	250,213	201,034	103,432
Shares issued in reinvestment of distributions	–	57,725	2,874	–	5,004	2,975
	180,558	1,840,727	4,947,567	250,213	206,038	106,407
Shares redeemed	(970,541)	(2,001,860)	(8,023,006)	(427,634)	(539,034)	(190,104)
Net decrease	(789,983)	(161,133)	(3,075,439)	(177,421)	(332,996)	(83,697)

Proceeds from shares sold	$3,280,223	$10,116,220	$4,944,693	$6,471,495	$5,022,978	$2,191,622
Proceeds from shares issued in reinvestment of distributions	–	327,605	2,874	–	129,609	63,922
	3,280,223	10,443,825	4,947,567	6,471,495	5,152,587	2,255,544
Cost of shares redeemed	(17,370,945)	(11,344,853)	(8,023,006)	(10,700,535)	(13,381,985)	(3,925,986)
Net decrease	$(14,090,722)	$(901,028)	$(3,075,439)	$(4,229,040)	$(8,229,398)	$(1,670,442)

Class C	Year ended December 31, 2009
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	568,321	5,383,225	17,141,127	506,584	496,987	179,522
Shares issued in reinvestment of distributions	–	147,757	80,409	–	41,422	17,069
	568,321	5,530,982	17,221,536	506,584	538,409	196,591
Shares redeemed	(2,773,565)	(5,255,547)	(30,891,763)	(902,551)	(1,762,872)	(599,769)
Net increase (decrease)	(2,205,244)	275,435	(13,670,227)	(395,967)	(1,224,463)	(403,178)

Proceeds from shares sold	$8,579,004	$30,496,325	$17,141,127	$10,057,264	$9,405,139	$2,820,892
Proceeds from shares issued in reinvestment of distributions	–	837,568	80,409	–	857,125	227,557
	8,579,004	31,333,893	17,221,536	10,057,264	10,262,264	3,048,449
Cost of shares redeemed	(38,434,048)	(29,773,568)	(30,891,763)	(17,629,375)	(32,140,713)	(8,815,363)
Net increase (decrease)	$(29,855,044)	$1,560,325	$(13,670,227)	$(7,572,111)	$(21,878,449)	$(5,766,914)

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 5 - CAPITAL STOCK - (CONTINUED)

Class Y	Six months ended June 30, 2010 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	3,268,113	459,106	1,988,321	402,988	375,844	308,258
Shares issued in reinvestment of distributions	–	7,152	354	–	4,595	3,551
	3,268,113	466,258	1,988,675	402,988	380,439	311,809
Shares redeemed*	(1,683,775)	(260,154)	(256,538)	(126,761)	(1,106,597)	(795,516)
Net increase (decrease)	1,584,338	206,104	1,732,137	276,227	(726,158)	(483,707)

Proceeds from shares sold	$67,658,128	$2,621,695	$1,988,321	$11,764,738	$9,208,652	$6,506,999
Proceeds from shares issued in reinvestment of distributions	–	40,866	354	–	118,968	77,319
	67,658,128	2,662,561	1,988,675	11,764,738	9,327,620	6,584,318
Cost of shares redeemed*	(35,363,665)	(1,483,781)	(256,538)	(3,710,729)	(27,238,215)	(16,261,476)
Net increase (decrease)	$32,294,463	$1,178,780	$1,732,137	$8,054,009	$(17,910,595)	$(9,677,158)

* Includes a redemption as a result of an in-kind transfer of securities for the Davis Appreciation & Income Fund (see Note 9 of the Notes to Financial Statements).

Class Y	Year ended December 31, 2009
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Shares sold	2,365,816	883,870	130,867	250,077	302,545	323,839
Shares issued in reinvestment of distributions	24,730	12,136	383	973	45,493	29,536
	2,390,546	896,006	131,250	251,050	348,038	353,375
Shares redeemed	(1,544,945)	(649,885)	(149,379)	(168,931)	(1,450,969)	(952,687)
Net increase (decrease)	845,601	246,121	(18,129)	82,119	(1,102,931)	(599,312)

Proceeds from shares sold	$39,245,500	$5,043,877	$130,867	$6,251,031	$5,828,478	$4,522,877
Proceeds from shares issued in reinvestment of distributions	505,740	69,268	383	28,299	927,169	402,591
	39,751,240	5,113,145	131,250	6,279,330	6,755,647	4,925,468
Cost of shares redeemed	(25,589,603)	(3,705,240)	(149,379)	(3,819,984)	(26,077,090)	(14,135,310)
Net increase (decrease)	$14,161,637	$1,407,905	$(18,129)	$2,459,346	$(19,321,443)	$(9,209,842)

NOTE 6 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes.  The purchase of securities with borrowed funds creates leverage in the Fund.  Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively.  Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%.  At June 30, 2010, Davis Financial Fund had no borrowings outstanding.  For the six months ended June 30, 2010, the average daily loan balance was $623,000 at an average interest rate of 1.47%.  Davis Financial Fund had gross borrowings and gross repayments of $30,483,000 during the six months ended June 30, 2010.  The maximum amount of borrowings outstanding at any month end was $1,659,000 during the six months ended June 30, 2010.  Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings during the six months ended June 30, 2010.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES

Class A Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

Davis Distributors, LLC, the Funds’ Underwriter (“Underwriter” or “Distributor”) received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Underwriter and the remaining was re-allowed to investment dealers.

The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1.00% of the average net assets maintained by the responsible dealers.

	Six months ended June 30, 2010 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Commissions retained by Underwriter	$13,916	$6,289	$25,048	$9,179	$7,865
Commissions re-allowed to investment dealers	76,964	35,232	138,409	50,425	43,159
Total commissions earned on sales of Class A shares	$90,880	$41,521	$163,457	$59,604	$51,024

Class A service fee	$354,589	$82,115	$502,391	$272,344	$268,133

Class B Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class B shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class B shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%.  The Funds pay the distribution fee on Class B shares in order: (i) to pay the Distributor commissions on Class B shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B shares which have been sold.

Commission advances by the Distributor on the sale of Class B shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares.

	Six months ended June 30, 2010 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$82,063	$58,009	$49,901	$72,763	$24,259
Service fees	27,155	18,919	16,175	23,943	7,899
Commission advances by the Distributor
on the sale of Class B shares	15,664	27,127	13,061	30,643	6,234
Contingent deferred sales charges received by the
Distributor from Class B shares	18,778	18,078	13,877	26,317	3,382

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 7 - DISTRIBUTION AND UNDERWRITING FEES – (CONTINUED)

Class C Shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund - Class C shares of the Funds are sold at net asset value and are redeemed at net asset value.  A contingent deferred sales charge may be assessed on shares redeemed within the first year of purchase.

Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a distribution fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the FINRA, which currently is 1.00%.  The Funds pay the distribution fee on Class C shares in order: (i) to pay the Distributor commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

Commission advances by the Distributor on the sale of Class C shares are re-allowed to qualified selling dealers.

A contingent deferred sales charge of 1.00% is imposed upon redemption of certain Class C shares of the Funds within the first year of the original purchase.

	Six months ended June 30, 2010 (Unaudited)
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Distribution Plan Payments:
Distribution fees	$462,426	$145,147	$265,232	$323,781	$110,399
Service fees	154,142	48,382	88,411	107,927	36,799
Commission advances by the Distributor
on the sale of Class C shares	24,508	18,808	59,249	28,311	13,358
Contingent deferred sales charges received by the
Distributor from Class C shares	2,794	7,566	4,027	1,864	790

Davis Government Money Market Fund - All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

DAVIS SERIES, INC.	Notes to Financial Statements – (Continued)
June 30, 2010 (Unaudited)

NOTE 8 - ILLIQUID AND RESTRICTED SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time.  Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale.  They are valued under methods approved by the Board of Directors as reflecting fair value.  The aggregate value of illiquid securities in Davis Opportunity Fund amounted to $22,425,187 or 4.59% of the Fund’s net assets as of June 30, 2010. The aggregate value of illiquid securities in Davis Financial Fund amounted to $33,291,000 or 6.32% of the Fund’s net assets as of June 30, 2010. The aggregate value of restricted securities in Davis Financial Fund amounted to $2,967,859 or 0.56% of the Fund’s net assets as of June 30, 2010. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $2,096,478 or 0.55% of the Fund’s net assets as of June 30, 2010. Information regarding illiquid and restricted securities is as follows:

Fund	Security	Acquisition Date	Principal	Units/ Shares	Cost per Unit/ Share	Valuation per Unit/Share as of June 30, 2010

Davis
Opportunity	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	654,750	$27.02	$34.25

Davis Financial	Oaktree Capital Group
Fund	LLC, Class A	05/21/07	NA	972,000	$21.03	$34.25

Davis Financial
Fund	RHJ International, 144A	06/04/07	NA	396,550	$19.64	$7.48

Davis
Appreciation &
Income Fund	ADFITECH, Inc.	03/15/10	NA	266,000	$2.16	$2.60

Davis
Appreciation &	ADFITECH, Inc., Sr. Bond,
Income Fund	8.00%, 03/15/20	03/15/10	$1,040,991	10,410	$96.93	$80.66

Davis
Appreciation &	Thornburg Mortgage, Inc.,
Income Fund	Sr. Notes, 8.00%, 05/15/13	10/22/07	$13,300,000	133,000	$74.60	$4.25

NOTE 9 - IN-KIND REDEMPTION

During the six months ended June 30, 2010, Davis Financial Fund Class A shareholders redeemed 2,565,515 shares in exchange for portfolio securities valued at $80,121,022.  Davis Financial Fund realized a gain of $32,752,484.

During the six months ended June 30, 2010, Davis Appreciation & Income Fund Class Y shareholders redeemed 863,798 shares in exchange for portfolio securities valued at $21,232,149.  Davis Appreciation & Income Fund realized a gain of $2,364,890.

These gains are not taxable to the Funds for federal income tax purposes.

NOTE 10 - SUBSEQUENT EVENTS

Fund management has determined that no material events or transactions occurred subsequent to June 30, 2010 and through the issuance of the financial statements, which required adjustments and/or additional disclosure.

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2010d	$20.08	$0.18e	$(2.08)	$(1.90)
Year ended December 31, 2009	$13.92	$0.09e	$6.15	$6.24
Year ended December 31, 2008	$25.19	$0.09e	$(11.35)	$(11.26)
Year ended December 31, 2007	$27.52	$0.05e	$(0.43)	$(0.38)
Year ended December 31, 2006	$24.29	$–e,g	$4.25	$4.25
Year ended December 31, 2005	$23.20	$0.05e	$1.88	$1.93
Davis Opportunity Fund Class B:
Six months ended June 30, 2010d	$17.21	$0.07e	$(1.77)	$(1.70)
Year ended December 31, 2009	$12.00	$(0.05)e	$5.26	$5.21
Year ended December 31, 2008	$21.89	$(0.07)e	$(9.82)	$(9.89)
Year ended December 31, 2007	$24.17	$(0.15)e	$(0.36)	$(0.51)
Year ended December 31, 2006	$21.44	$(0.18)e	$3.72	$3.54
Year ended December 31, 2005	$20.55	$(0.13)e	$1.66	$1.53
Davis Opportunity Fund Class C:
Six months ended June 30, 2010d	$18.10	$0.09e	$(1.86)	$(1.77)
Year ended December 31, 2009	$12.60	$(0.03)e	$5.53	$5.50
Year ended December 31, 2008	$22.97	$(0.05)e	$(10.32)	$(10.37)
Year ended December 31, 2007	$25.27	$(0.15)e	$(0.38)	$(0.53)
Year ended December 31, 2006	$22.37	$(0.18)e	$3.90	$3.72
Year ended December 31, 2005	$21.42	$(0.13)e	$1.73	$1.60
Davis Opportunity Fund Class Y:
Six months ended June 30, 2010d	$20.65	$0.23e	$(2.15)	$(1.92)
Year ended December 31, 2009	$14.31	$0.15e	$6.33	$6.48
Year ended December 31, 2008	$25.94	$0.17e	$(11.73)	$(11.56)
Year ended December 31, 2007	$28.29	$0.13e	$(0.44)	$(0.31)
Year ended December 31, 2006	$24.95	$0.07e	$4.37	$4.44
Year ended December 31, 2005	$23.81	$0.13e	$1.93	$2.06
Davis Government Bond Fund Class A:
Six months ended June 30, 2010d	$5.66	$0.08	$0.02	$0.10
Year ended December 31, 2009	$5.65	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.60	$0.19	$0.05	$0.24
Year ended December 31, 2007	$5.52	$0.21	$0.08	$0.29
Year ended December 31, 2006	$5.50	$0.18	$0.02	$0.20
Year ended December 31, 2005	$5.60	$0.15	$(0.10)	$0.05
Davis Government Bond Fund Class B:
Six months ended June 30, 2010d	$5.65	$0.05	$0.02	$0.07
Year ended December 31, 2009	$5.64	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.58	$0.15	$0.06	$0.21
Year ended December 31, 2007	$5.51	$0.17	$0.07	$0.24
Year ended December 31, 2006	$5.49	$0.14	$0.02	$0.16
Year ended December 31, 2005	$5.59	$0.12	$(0.10)	$0.02

Financial Highlights

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$18.18	(9.46)%	$262,537	1.06%f	1.06%f	1.82%f	14%
$(0.08)	$–	$–	$(0.08)	$20.08	44.81%	$319,877	1.17%	1.17%	0.56%	24%
$–	$–	$(0.01)	$(0.01)	$13.92	(44.71)%	$266,525	1.15%	1.15%	0.47%	29%
$(0.18)	$(1.77)	$–	$(1.95)	$25.19	(1.42)%	$676,995	1.06%	1.06%	0.16%	37%
$(0.23)	$(0.79)	$–	$(1.02)	$27.52	17.59%	$680,181	1.10%	1.10%	(0.02)%	40%
$(0.24)	$(0.60)	$–	$(0.84)	$24.29	8.33%	$446,794	1.15%	1.15%	0.18%	36%

$–	$–	$–	$–	$15.51	(9.88)%	$18,884	1.99%f	1.99%f	0.89%f	14%
$–	$–	$–	$–	$17.21	43.42%	$23,525	2.11%	2.11%	(0.38)%	24%
$–	$–	$–	$–	$12.00	(45.18)%	$21,951	2.00%	2.00%	(0.38)%	29%
$–	$(1.77)	$–	$(1.77)	$21.89	(2.15)%	$60,386	1.85%	1.85%	(0.63)%	37%
$(0.02)	$(0.79)	$–	$(0.81)	$24.17	16.60%	$81,788	1.88%	1.88%	(0.80)%	40%
$(0.04)	$(0.60)	$–	$(0.64)	$21.44	7.49%	$96,501	1.92%	1.90%	(0.57)%	36%

$–	$–	$–	$–	$16.33	(9.78)%	$106,131	1.85%f	1.85%f	1.03%f	14%
$–	$–	$–	$–	$18.10	43.65%	$131,972	1.96%	1.96%	(0.23)%	24%
$–	$–	$–	$–	$12.60	(45.15)%	$119,676	1.91%	1.91%	(0.29)%	29%
$–	$(1.77)	$–	$(1.77)	$22.97	(2.14)%	$287,054	1.81%	1.81%	(0.59)%	37%
$(0.03)	$(0.79)	$–	$(0.82)	$25.27	16.70%	$260,254	1.84%	1.84%	(0.76)%	40%
$(0.05)	$(0.60)	$–	$(0.65)	$22.37	7.48%	$150,844	1.91%	1.90%	(0.57)%	36%

$–	$–	$–	$–	$18.73	(9.30)%	$100,622	0.75%f	0.75%f	2.13%f	14%
$(0.14)	$–	$–	$(0.14)	$20.65	45.31%	$78,231	0.81%	0.81%	0.92%	24%
$–	$–	$(0.07)	$(0.07)	$14.31	(44.54)%	$42,119	0.85%	0.85%	0.77%	29%
$(0.27)	$(1.77)	$–	$(2.04)	$25.94	(1.13)%	$78,537	0.78%	0.78%	0.44%	37%
$(0.31)	$(0.79)	$–	$(1.10)	$28.29	17.91%	$68,591	0.81%	0.81%	0.27%	40%
$(0.32)	$(0.60)	$–	$(0.92)	$24.95	8.70%	$50,142	0.85%	0.85%	0.48%	36%

$(0.08)	$–	$–	$(0.08)	$5.68	1.76%	$97,056	0.72%f	0.72%f	2.80%f	18%
$(0.18)	$–	$–	$(0.18)	$5.66	3.37%	$100,617	0.72%	0.72%	2.78%	48%
$(0.19)	$–	$–	$(0.19)	$5.65	4.38%	$91,852	0.87%	0.87%	3.29%	67%
$(0.21)	$–	$–	$(0.21)	$5.60	5.45%	$27,224	1.03%	1.03%	3.95%	60%
$(0.18)	$–	$–	$(0.18)	$5.52	3.73%	$22,134	1.05%	1.05%	3.30%	65%
$(0.15)	$–	$–	$(0.15)	$5.50	0.98%	$19,340	1.10%	1.08%	2.52%	55%

$(0.05)	$–	$–	$(0.05)	$5.67	1.29%	$15,759	1.64%f	1.64%f	1.88%f	18%
$(0.13)	$–	$–	$(0.13)	$5.65	2.42%	$16,322	1.65%	1.65%	1.85%	48%
$(0.15)	$–	$–	$(0.15)	$5.64	3.77%	$16,442	1.69%	1.69%	2.47%	67%
$(0.17)	$–	$–	$(0.17)	$5.58	4.49%	$10,402	1.77%	1.77%	3.21%	60%
$(0.14)	$–	$–	$(0.14)	$5.51	3.02%	$14,058	1.76%	1.76%	2.59%	65%
$(0.12)	$–	$–	$(0.12)	$5.49	0.33%	$25,208	1.79%	1.77%	1.83%	55%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Government Bond Fund Class C:
Six months ended June 30, 2010d	$5.66	$0.05	$0.03	$0.08
Year ended December 31, 2009	$5.65	$0.13	$0.01	$0.14
Year ended December 31, 2008	$5.60	$0.15	$0.05	$0.20
Year ended December 31, 2007	$5.52	$0.17	$0.08	$0.25
Year ended December 31, 2006	$5.51	$0.14	$0.01	$0.15
Year ended December 31, 2005	$5.61	$0.12	$(0.10)	$0.02
Davis Government Bond Fund Class Y:
Six months ended June 30, 2010d	$5.70	$0.08	$0.02	$0.10
Year ended December 31, 2009	$5.69	$0.18	$0.01	$0.19
Year ended December 31, 2008	$5.64	$0.20	$0.05	$0.25
Year ended December 31, 2007	$5.57	$0.22	$0.07	$0.29
Year ended December 31, 2006	$5.55	$0.19	$0.02	$0.21
Year ended December 31, 2005	$5.65	$0.17	$(0.10)	$0.07
Davis Government Money Market Fund Class A, B, C, & Y:
Six months ended June 30, 2010d	$1.000	$–h	$–	$–h
Year ended December 31, 2009	$1.000	$0.003	$–	$0.003
Year ended December 31, 2008	$1.000	$0.022	$–	$0.022
Year ended December 31, 2007	$1.000	$0.046	$–	$0.046
Year ended December 31, 2006	$1.000	$0.044	$–	$0.044
Year ended December 31, 2005	$1.000	$0.026	$–	$0.026
Davis Financial Fund Class A:
Six months ended June 30, 2010d	$28.76	$0.14e	$(2.22)	$(2.08)
Year ended December 31, 2009	$19.72	$0.12e	$8.96	$9.08
Year ended December 31, 2008	$40.71	$0.16e	$(19.02)	$(18.86)
Year ended December 31, 2007	$47.48	$0.20	$(2.56)	$(2.36)
Year ended December 31, 2006	$42.40	$0.04	$7.81	$7.85
Year ended December 31, 2005	$41.00	$0.04	$3.27	$3.31
Davis Financial Fund Class B:
Six months ended June 30, 2010d	$24.79	$(0.01)e	$(1.92)	$(1.93)
Year ended December 31, 2009	$17.17	$(0.11)e	$7.73	$7.62
Year ended December 31, 2008	$36.03	$(0.14)e	$(16.75)	$(16.89)
Year ended December 31, 2007	$42.82	$(0.20)e	$(2.28)	$(2.48)
Year ended December 31, 2006	$38.83	$(0.33)e	$7.09	$6.76
Year ended December 31, 2005	$38.03	$(0.29)e	$3.00	$2.71
Davis Financial Fund Class C:
Six months ended June 30, 2010d	$25.44	$0.02e	$(1.96)	$(1.94)
Year ended December 31, 2009	$17.58	$(0.08)e	$7.94	$7.86
Year ended December 31, 2008	$36.77	$(0.11)e	$(17.11)	$(17.22)
Year ended December 31, 2007	$43.58	$(0.18)e	$(2.32)	$(2.50)
Year ended December 31, 2006	$39.46	$(0.32)e	$7.21	$6.89
Year ended December 31, 2005	$38.62	$(0.30)e	$3.05	$2.75

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.05)	$–	$–	$(0.05)	$5.69	1.51%	$40,122	1.56%f	1.56%f	1.96%f	18%
$(0.13)	$–	$–	$(0.13)	$5.66	2.49%	$40,882	1.58%	1.58%	1.92%	48%
$(0.15)	$–	$–	$(0.15)	$5.65	3.63%	$39,261	1.63%	1.63%	2.53%	67%
$(0.17)	$–	$–	$(0.17)	$5.60	4.66%	$14,754	1.75%	1.75%	3.23%	60%
$(0.14)	$–	$–	$(0.14)	$5.52	2.78%	$7,483	1.79%	1.79%	2.56%	65%
$(0.12)	$–	$–	$(0.12)	$5.51	0.29%	$5,358	1.84%	1.82%	1.78%	55%

$(0.08)	$–	$–	$(0.08)	$5.72	1.82%	$4,224	0.58%f	0.58%f	2.94%f	18%
$(0.18)	$–	$–	$(0.18)	$5.70	3.44%	$3,032	0.64%	0.64%	2.86%	48%
$(0.20)	$–	$–	$(0.20)	$5.69	4.43%	$1,626	0.82%	0.82%	3.34%	67%
$(0.22)	$–	$–	$(0.22)	$5.64	5.32%	$410	0.99%	0.99%	3.99%	60%
$(0.19)	$–	$–	$(0.19)	$5.57	3.86%	$302	0.93%	0.93%	3.42%	65%
$(0.17)	$–	$–	$(0.17)	$5.55	1.22%	$115	0.98%	0.97%	2.63%	55%

$–h	$–	$–	$–h	$1.000	0.02%	$359,374	0.62%f	0.18%f	0.04%f	NA
$(0.003)	$–	$–	$(0.003)	$1.000	0.28%	$299,642	0.63%	0.47%	0.30%	NA
$(0.022)	$–	$–	$(0.022)	$1.000	2.26%	$395,211	0.57%	0.57%	2.30%	NA
$(0.046)	$–	$–	$(0.046)	$1.000	4.69%	$596,446	0.55%	0.55%	4.59%	NA
$(0.044)	$–	$–	$(0.044)	$1.000	4.47%	$558,107	0.56%	0.56%	4.41%	NA
$(0.026)	$–	$–	$(0.026)	$1.000	2.68%	$513,221	0.57%	0.56%	2.65%	NA

$–	$–	$–	$–	$26.68	(7.23)%	$428,546	0.96%f	0.96%f	1.00%f	1%
$(0.04)	$–	$–	$(0.04)	$28.76	46.02%i	$584,626	1.05%	1.05%	0.51%	9%
$(0.16)	$(1.97)	$–	$(2.13)	$19.72	(45.62)%	$425,854	1.06%	1.06%	0.50%	9%
$(0.10)	$(4.31)	$–	$(4.41)	$40.71	(5.31)%	$740,235	0.97%	0.97%	0.44%	15%
$–	$(2.77)	$–	$(2.77)	$47.48	18.74%	$818,054	0.98%	0.98%	0.09%	4%
$–	$(1.91)	$–	$(1.91)	$42.40	8.03%	$613,683	0.99%	0.98%	0.10%	5%

$–	$–	$–	$–	$22.86	(7.79)%	$11,616	2.08%f	2.08%f	(0.12)%f	1%
$–	$–	$–	$–	$24.79	44.38%i	$14,397	2.19%	2.19%	(0.63)%	9%
$–	$(1.97)	$–	$(1.97)	$17.17	(46.13)%	$14,236	2.08%	2.08%	(0.52)%	9%
$–	$(4.31)	$–	$(4.31)	$36.03	(6.17)%	$50,341	1.87%	1.87%	(0.46)%	15%
$–	$(2.77)	$–	$(2.77)	$42.82	17.65%	$95,545	1.88%	1.88%	(0.81)%	4%
$–	$(1.91)	$–	$(1.91)	$38.83	7.08%	$192,049	1.88%	1.85%	(0.77)%	5%

$–	$–	$–	$–	$23.50	(7.63)%	$64,660	1.85%f	1.85%f	0.11%f	1%
$–	$–	$–	$–	$25.44	44.71%i	$74,530	1.95%	1.95%	(0.39)%	9%
$–	$(1.97)	$–	$(1.97)	$17.58	(46.09)%	$58,474	1.94%	1.94%	(0.38)%	9%
$–	$(4.31)	$–	$(4.31)	$36.77	(6.10)%	$87,216	1.83%	1.83%	(0.42)%	15%
$–	$(2.77)	$–	$(2.77)	$43.58	17.70%	$96,478	1.85%	1.85%	(0.78)%	4%
$–	$(1.91)	$–	$(1.91)	$39.46	7.07%	$94,512	1.87%	1.85%	(0.77)%	5%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class Y:
Six months ended June 30, 2010d	$29.40	$0.15e	$(2.27)	$(2.12)
Year ended December 31, 2009	$20.16	$0.14e	$9.16	$9.30
Year ended December 31, 2008	$41.57	$0.20e	$(19.44)	$(19.24)
Year ended December 31, 2007	$48.38	$0.28	$(2.61)	$(2.33)
Year ended December 31, 2006	$43.10	$0.11	$7.94	$8.05
Year ended December 31, 2005	$41.59	$0.09	$3.33	$3.42
Davis Appreciation & Income Fund Class A:
Six months ended June 30, 2010d	$23.70	$0.20e	$(0.34)	$(0.14)
Year ended December 31, 2009	$16.15	$0.38e	$7.58	$7.96
Year ended December 31, 2008	$28.21	$0.54e	$(12.06)	$(11.52)
Year ended December 31, 2007	$29.71	$0.61	$(0.18)	$0.43
Year ended December 31, 2006	$27.94	$0.68	$3.52	$4.20
Year ended December 31, 2005	$27.50	$0.59	$1.11	$1.70
Davis Appreciation & Income Fund Class B:
Six months ended June 30, 2010d	$23.44	$0.09e	$(0.33)	$(0.24)
Year ended December 31, 2009	$15.98	$0.20e	$7.49	$7.69
Year ended December 31, 2008	$27.90	$0.33e	$(11.92)	$(11.59)
Year ended December 31, 2007	$29.40	$0.38e	$(0.21)	$0.17
Year ended December 31, 2006	$27.67	$0.45e	$3.46	$3.91
Year ended December 31, 2005	$27.25	$0.35	$1.08	$1.43
Davis Appreciation & Income Fund Class C:
Six months ended June 30, 2010d	$23.81	$0.10e	$(0.34)	$(0.24)
Year ended December 31, 2009	$16.24	$0.23e	$7.59	$7.82
Year ended December 31, 2008	$28.34	$0.35e	$(12.10)	$(11.75)
Year ended December 31, 2007	$29.84	$0.38e	$(0.20)	$0.18
Year ended December 31, 2006	$28.06	$0.45e	$3.51	$3.96
Year ended December 31, 2005	$27.62	$0.36	$1.10	$1.46
Davis Appreciation & Income Fund Class Y:
Six months ended June 30, 2010d	$23.80	$0.22e	$(0.33)	$(0.11)
Year ended December 31, 2009	$16.22	$0.44e	$7.60	$8.04
Year ended December 31, 2008	$28.33	$0.61e	$(12.11)	$(11.50)
Year ended December 31, 2007	$29.84	$0.72e	$(0.22)	$0.50
Year ended December 31, 2006	$28.05	$0.76	$3.54	$4.30
Year ended December 31, 2005	$27.61	$0.66	$1.11	$1.77
Davis Real Estate Fund Class A:
Six months ended June 30, 2010d	$19.79	$0.26e	$0.56	$0.82
Year ended December 31, 2009	$15.29	$0.39e	$4.35	$4.74
Year ended December 31, 2008	$30.50	$0.42e	$(14.70)	$(14.28)
Year ended December 31, 2007	$46.42	$0.81e	$(7.45)	$(6.64)
Year ended December 31, 2006	$40.23	$0.61e	$13.28	$13.89
Year ended December 31, 2005	$39.52	$0.59	$4.37	$4.96

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$–	$–	$–	$–	$27.28	(7.21)%	$21,899	0.88%f	0.88%f	1.08%f	1%
$(0.06)	$–	$–	$(0.06)	$29.40	46.13%i	$15,478	0.95%	0.95%	0.61%	9%
$(0.20)	$(1.97)	$–	$(2.17)	$20.16	(45.56)%	$8,958	0.97%	0.97%	0.59%	9%
$(0.17)	$(4.31)	$–	$(4.48)	$41.57	(5.15)%	$8,844	0.84%	0.84%	0.57%	15%
$–	$(2.77)	$–	$(2.77)	$48.38	18.90%	$10,566	0.84%	0.84%	0.23%	4%
$–	$(1.91)	$–	$(1.91)	$43.10	8.18%	$11,815	0.85%	0.84%	0.24%	5%

$(0.09)	$–	$–	$(0.09)	$23.47	(0.62)%	$257,460	0.95%f	0.95%f	1.62%f	10%
$(0.41)	$–	$–	$(0.41)	$23.70	49.68%	$275,411	1.06%	1.06%	1.98%	15%
$(0.54)	$–	$–	$(0.54)	$16.15	(41.43)%	$227,940	1.07%	1.07%	2.24%	28%
$(0.60)	$(1.33)	$–	$(1.93)	$28.21	1.30%	$567,728	1.01%	1.01%	2.04%	23%
$(0.64)	$(1.79)	$–	$(2.43)	$29.71	15.19%	$393,888	1.06%	1.06%	2.35%	25%
$(0.62)	$(0.64)	$–	$(1.26)	$27.94	6.29%	$224,600	1.07%	1.07%	2.12%	17%

$(0.04)	$–	$–	$(0.04)	$23.16	(1.05)%	$17,376	1.85%f	1.85%f	0.72%f	10%
$(0.23)	$–	$–	$(0.23)	$23.44	48.28%	$19,801	1.99%	1.99%	1.05%	15%
$(0.33)	$–	$–	$(0.33)	$15.98	(41.92)%	$16,891	1.93%	1.93%	1.38%	28%
$(0.34)	$(1.33)	$–	$(1.67)	$27.90	0.46%	$44,099	1.84%	1.84%	1.21%	23%
$(0.39)	$(1.79)	$–	$(2.18)	$29.40	14.20%	$51,102	1.89%	1.89%	1.52%	25%
$(0.37)	$(0.64)	$–	$(1.01)	$27.67	5.30%	$75,289	1.94%	1.93%	1.26%	17%

$(0.04)	$–	$–	$(0.04)	$23.53	(1.02)%	$78,870	1.76%f	1.76%f	0.81%f	10%
$(0.25)	$–	$–	$(0.25)	$23.81	48.36%	$87,739	1.89%	1.89%	1.15%	15%
$(0.35)	$–	$–	$(0.35)	$16.24	(41.85)%	$79,699	1.87%	1.87%	1.44%	28%
$(0.35)	$(1.33)	$–	$(1.68)	$28.34	0.50%	$169,456	1.80%	1.80%	1.25%	23%
$(0.39)	$(1.79)	$–	$(2.18)	$29.84	14.22%	$90,692	1.88%	1.87%	1.54%	25%
$(0.38)	$(0.64)	$–	$(1.02)	$28.06	5.34%	$55,395	1.93%	1.93%	1.26%	17%

$(0.11)	$–	$–	$(0.11)	$23.58	(0.51)%	$28,559	0.72%f	0.72%f	1.85%f	10%
$(0.46)	$–	$–	$(0.46)	$23.80	50.05%	$46,112	0.80%	0.80%	2.24%	15%
$(0.61)	$–	$–	$(0.61)	$16.22	(41.25)%	$49,314	0.79%	0.79%	2.52%	28%
$(0.68)	$(1.33)	$–	$(2.01)	$28.33	1.55%	$105,327	0.75%	0.74%	2.31%	23%
$(0.72)	$(1.79)	$–	$(2.51)	$29.84	15.49%	$50,052	0.80%	0.80%	2.61%	25%
$(0.69)	$(0.64)	$–	$(1.33)	$28.05	6.52%	$37,110	0.83%	0.83%	2.36%	17%

$(0.09)	$–	$–	$(0.09)	$20.52	4.12%	$230,161	1.10%f	1.10%f	2.50%f	31%
$(0.24)	$–	$–	$(0.24)	$19.79	31.72%	$233,995	1.35%	1.35%	2.55%	64%
$(0.09)	$(0.51)	$(0.33)	$(0.93)	$15.29	(46.89)%	$202,878	1.23%	1.23%	1.62%	44%
$(0.58)	$(8.70)	$–	$(9.28)	$30.50	(14.87)%	$460,644	1.08%	1.08%	1.84%	46%
$(0.88)	$(6.82)	$–	$(7.70)	$46.42	34.58%	$573,375	1.09%	1.09%	1.37%	38%
$(0.83)	$(3.42)	$–	$(4.25)	$40.23	12.76%	$372,571	1.10%	1.09%	1.48%	25%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class B:
Six months ended June 30, 2010d	$19.55	$0.14e	$0.55	$0.69
Year ended December 31, 2009	$15.13	$0.22e	$4.32	$4.54
Year ended December 31, 2008	$30.29	$0.21e	$(14.63)	$(14.42)
Year ended December 31, 2007	$46.16	$0.53e	$(7.46)	$(6.93)
Year ended December 31, 2006	$40.05	$0.38e	$13.07	$13.45
Year ended December 31, 2005	$39.36	$0.30	$4.34	$4.64
Davis Real Estate Fund Class C:
Six months ended June 30, 2010d	$19.80	$0.17e	$0.56	$0.73
Year ended December 31, 2009	$15.32	$0.27e	$4.36	$4.63
Year ended December 31, 2008	$30.63	$0.24e	$(14.79)	$(14.55)
Year ended December 31, 2007	$46.56	$0.52e	$(7.50)	$(6.98)
Year ended December 31, 2006	$40.35	$0.44e	$13.12	$13.56
Year ended December 31, 2005	$39.63	$0.31	$4.37	$4.68
Davis Real Estate Fund Class Y:
Six months ended June 30, 2010d	$20.05	$0.27e	$0.60	$0.87
Year ended December 31, 2009	$15.46	$0.46e	$4.41	$4.87
Year ended December 31, 2008	$30.82	$0.50e	$(14.85)	$(14.35)
Year ended December 31, 2007	$46.81	$0.92e	$(7.47)	$(6.55)
Year ended December 31, 2006	$40.53	$0.77	$13.37	$14.14
Year ended December 31, 2005	$39.78	$0.74	$4.42	$5.16

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements and/or waivers from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

d	Unaudited.

Financial Highlights – (Continued)

Dividends and Distributions Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returna	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratiob	Net Investment Income (Loss) Ratio	Portfolio Turnoverc

$(0.04)	$–	$–	$(0.04)	$20.20	3.50%	$5,864	2.20%f	2.20%f	1.40%f	31%
$(0.12)	$–	$–	$(0.12)	$19.55	30.38%	$6,616	2.46%	2.46%	1.44%	64%
$(0.05)	$(0.51)	$(0.18)	$(0.74)	$15.13	(47.41)%	$7,581	2.13%	2.13%	0.72%	44%
$(0.24)	$(8.70)	$–	$(8.94)	$30.29	(15.52)%	$24,872	1.87%	1.87%	1.05%	46%
$(0.52)	$(6.82)	$–	$(7.34)	$46.16	33.50%	$55,347	1.86%	1.86%	0.60%	38%
$(0.53)	$(3.42)	$–	$(3.95)	$40.05	11.91%	$87,039	1.89%	1.88%	0.69%	25%

$(0.05)	$–	$–	$(0.05)	$20.48	3.67%	$28,512	1.92%f	1.92%f	1.68%f	31%
$(0.15)	$–	$–	$(0.15)	$19.80	30.70%	$29,222	2.18%	2.18%	1.72%	64%
$(0.05)	$(0.51)	$(0.20)	$(0.76)	$15.32	(47.33)%	$28,789	2.00%	2.00%	0.85%	44%
$(0.25)	$(8.70)	$–	$(8.95)	$30.63	(15.48)%	$73,594	1.84%	1.84%	1.08%	46%
$(0.53)	$(6.82)	$–	$(7.35)	$46.56	33.54%	$119,093	1.84%	1.84%	0.62%	38%
$(0.54)	$(3.42)	$–	$(3.96)	$40.35	11.93%	$95,229	1.88%	1.87%	0.70%	25%

$(0.11)	$–	$–	$(0.11)	$20.81	4.33%	$16,866	0.75%f	0.75%f	2.85%f	31%
$(0.28)	$–	$–	$(0.28)	$20.05	32.37%	$25,947	0.92%	0.92%	2.98%	64%
$(0.10)	$(0.51)	$(0.40)	$(1.01)	$15.46	(46.75)%	$29,282	0.89%	0.89%	1.96%	44%
$(0.74)	$(8.70)	$–	$(9.44)	$30.82	(14.58)%	$57,995	0.75%	0.75%	2.17%	46%
$(1.04)	$(6.82)	$–	$(7.86)	$46.81	34.98%	$113,856	0.74%	0.74%	1.72%	38%
$(0.99)	$(3.42)	$–	$(4.41)	$40.53	13.20%	$79,156	0.77%	0.77%	1.80%	25%

e	Per share calculations were based on average shares outstanding for the period.

f	Annualized.

g	Less than $0.005 per share.

h	Less than $0.0005 per share.

i
Davis Financial Fund received a favorable class action settlement from a company that it no longer owns. This settlement had a material impact on the investment performance of the Fund, adding approximately 1% to the Fund's total return in 2009. This was a one-time event that is unlikely to be repeated.

See Notes to Financial Statements

DAVIS SERIES, INC.	Director Approval of Advisory Agreements

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepared questions submitted to Davis Advisors in anticipation of the annual contract review.  The Independent Directors were provided with responsive background material (including recent investment performance data), and their counsel provided guidance, prior to a separate contract review meeting held in March 2010 where the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary in the circumstances.  Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund, and their shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor.  The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

The Independent Directors considered not only the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and their shareholders, including whether it:

1.	Achieves satisfactory investment results over the long-term after all costs;
2.
Handles shareholder transactions, inquiries, requests, and records efficiently and effectively, and provides quality accounting, legal, and compliance services, and oversight of third party service providers; and

3.	Fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem.  The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.

Davis Advisors and members of the Davis family are some of the largest shareholders in the Davis Funds.  The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns.  In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale which have lowered fees and expenses for Davis Funds’ shareholders over time.

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors are also important in assessing whether Davis Fund shareholders are likely to be well served by the renewal of the Advisory Agreements.  They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data may be informative, the judgment of the Independent Directors must take many factors, including those listed below, into consideration in representing the shareholders of the Davis Funds.  In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors expect Davis Advisors to employ a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after-tax results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules of each of the Funds, including an assessment of competitive fee schedules, and review of breakpoints if applicable.

Effective July 1, 2009, Davis Advisors voluntarily and permanently reduced all management fee breakpoints above 0.55% to 0.55%. The former fee schedules for each of the equity funds began at 0.75% and declined from there in a series of breakpoints. Each equity fund now has a flat fee of 0.55% (resulting in a fee which the Independent Directors noted was both lower than under its previous schedule and lower than the average fees of their peer groups as determined by an independent service provider).

The Independent Directors reviewed the management fee schedule for each Fund and the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if any of the Funds’ net assets increased, and whether the fee schedule reflected those potential economies of scale.  The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services.  The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices.  The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

Davis Opportunity Fund

The Independent Directors noted that Davis Opportunity Fund’s Class A shares had out-performed its benchmark, the Russell 3000® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed both the Russell 3000® Index and its peers in 4 of the 6 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed both the Index and its peers in the 1 rolling ten calendar year time frame ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Opportunity Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Financial Fund

The Independent Directors noted that Davis Financial Fund’s Class A shares had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one- and ten-year time periods and under-performed over the three- and five-year time periods, all ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-, three-, five-, and ten-year time periods ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 11 of the 14 rolling five calendar year time frames, and its peer group in 7 of the 14 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed the Standard & Poor’s 500® Index in all of the 9 rolling ten calendar year time frames, and its peer group in 8 of the 9 rolling ten calendar year time frames ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Financial Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Davis Real Estate Fund

The Independent Directors noted that Davis Real Estate Fund’s Class A shares had under-performed its benchmark, the Wilshire U.S Real Estate Securities Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2010. The Independent Directors also noted that the Fund had taken on less risk, as measured by standard deviation, than the Index over the one-, three-, and five-year time periods ended February 28, 2010. The Fund slightly out-performed the average performance of its peer group as determined by an independent service provider over the one-year time period and under-performed over the three-, five-, and ten-year time periods, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed both the Wilshire U.S. Real Estate Securities Index and its peer group in 3 of the 11 rolling five calendar year time frames ended December 31, 2009. The Fund did not out-perform either the Index or its peers in any of the 6 rolling ten calendar year time frames ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Real Estate Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Appreciation & Income Fund

The Independent Directors noted that Davis Appreciation & Income Fund’s Class A shares had out-performed its benchmark, the Standard & Poor’s 500® Index, over the one-, three-, five-, and ten-year time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the one-year time period, under-performed over the three- and five-year time periods, and approximately matched over the ten-year time period, all ended December 31, 2009. The Independent Directors noted that the Fund out-performed the Standard & Poor’s 500® Index in 6 of the 13 rolling five calendar year time frames, and its peer group in 7 of the 13 rolling five calendar year time frames ended December 31, 2009. The Fund out-performed the Standard & Poor’s 500® Index in 5 of the 8 rolling ten calendar year time frames, and its peer group in 6 of the 8 rolling ten calendar year time frames ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Appreciation & Income Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Government Bond Fund

The Independent Directors noted that Davis Government Bond Fund’s Class A shares had out-performed its benchmark, the Citigroup U.S. Treasury/Agency 1-3 Year Index, over the one-year time period and under-performed over the three-,  five-, and ten-year time periods, all ended February 28, 2010. The Independent Directors also noted that the Fund had taken on less risk, as measured by standard deviation, than the Index over the one-, three-, and five-year time periods ended February 28, 2010. The Fund out-performed the average performance of its peer group as determined by an independent service provider over the three-, five-, and ten-year time periods and under-performed over the one-year time period, all ended December 31, 2009. The Independent Directors noted that the Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 11 rolling five calendar year time frames, and its peer group in 7 of the 11 rolling five calendar year time frames ended December 31, 2009. The Fund under-performed the Citigroup U.S. Treasury/Agency 1-3 Year Index in all of the 6 rolling ten calendar year time frames, and its peer group in 5 of the 6 rolling ten calendar year time frames ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Government Bond Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.

Davis Government Money Market Fund

The Independent Directors noted that a report produced by an independent service provider indicated that the Davis Government Money Market Fund’s Class A shares out-performed the average performance of its peer group over the one-, three-, five-, and ten-year time periods ended December 31, 2009.

The Independent Directors also considered the total expense ratio for Davis Government Money Market Fund’s Class A shares, noting that the expenses were reasonable and below the average ratios of its peer group as determined by an independent service provider.  The Independent Directors also noted that the Adviser is committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2011.

DAVIS SERIES, INC.	Director Approval of Advisory Agreements – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund and their shareholders a reasonable level of both investment and non-investment services.  The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Directors determined that the advisory fees for Davis Opportunity Fund, Davis Financial Fund, Davis Real Estate Fund, Davis Appreciation & Income Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider.  The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements was in the best interest of each Fund and their shareholders.  The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS SERIES, INC.	Fund Information

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds.  A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us.  We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction.  In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent.  We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services.  We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made.  We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you.  We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Funds will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Funds’ records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expense.  If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279.  Individual copies of current prospectuses and reports will be sent to you within 30 days after the Funds receive your request to stop householding.

DAVIS SERIES, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corporation (insurance company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

G. Bernard Hamilton (03/18/37)	Director	Director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership), retired 2005.	13	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (investment management firm) since June 2002.	13	none

Christian R. Sonne (05/06/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) since 2007; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT).	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS SERIES, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	9	Director, the Selected Funds (consisting of three portfolios) since 1998.

*      Andrew A. Davis owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). President or Vice President of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chairman, Davis Selected Advisers, L.P., serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer); Director of the Selected Funds (consisting of three portfolios), Davis Variable Account Fund, Inc. (consisting of three portfolios), Davis New York Venture Fund, Inc. (consisting of four portfolios); Director of Washington Post Co. (publishing company).

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President, Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS SERIES, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Series, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report.  The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com.  Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

        (a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

 Date: August 18, 2010

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 18, 2010